UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21979
Nuveen Investment Trust V

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

Item 1.	Reports to Stockholders.

Annual Shareholder Report December 31, 2025

Nuveen Global Real Estate Securities Fund
Class A Shares/NGJAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$136	1.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Global Real Estate Securities Fund returned 9.13% for Class A Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE EPRA Nareit Developed Index (Net), which returned 9.58%.

•
Top contributors to relative performance

•
Security selection in the health care real estate investment trust (REIT) sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to CareTrust REIT, Inc. and Ventas, Inc.

•
Security selection and an underweight to the apartment sector, led by underweights to Mid‑America Apartment Communities, Inc., Essex Property Trust, Inc. and Vonovia SE.

•
Security selection in the mall sector, led by an overweight to Unibail-Rodamco-Westfield SE.

•
Top detractors from relative performance

•
An overweight to the technology infrastructure sector, including out‑of‑benchmark exposure to Crown Castle Inc.

•
Security selection and an underweight to the diversified real estate sector, including lack of exposure to GPT Group.

•
Security selection in the community center sector, including overweights to Federal Realty Investment Trust and Kimco Realty Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 20, 2018 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/20/18)

Class A Shares at NAV (excluding maximum sales charge)	9.13%	3.21%	4.95%

Class A Shares at maximum sales charge (Offering Price)	2.85%	1.99%	4.15%

MSCI ACWI Index (Net)	22.34%	11.19%	10.92%

FTSE EPRA/Nareit Developed Index (Net)	9.58%	2.76%	3.00%

Lipper Global Real Estate Funds Classification Average	7.86%	2.76%	3.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$46,303,831

Total number of portfolio holdings	118

Portfolio turnover (%)	90%

Total management fees paid for the year	$ 412,863

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700665_AR_1225 5093104

4

Annual Shareholder Report December 31, 2025

Nuveen Global Real Estate Securities Fund
Class C Shares/NGJCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$214	2.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Global Real Estate Securities Fund returned 8.33% for Class C Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund underperformed the FTSE EPRA Nareit Developed Index (Net), which returned 9.58%.

•
Top contributors to relative performance

•
Security selection in the health care real estate investment trust (REIT) sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to CareTrust REIT, Inc. and Ventas, Inc.

•
Security selection and an underweight to the apartment sector, led by underweights to Mid‑America Apartment Communities, Inc., Essex Property Trust, Inc. and Vonovia SE.

•
Security selection in the mall sector, led by an overweight to Unibail-Rodamco-Westfield SE.

•
Top detractors from relative performance

•
An overweight to the technology infrastructure sector, including out‑of‑benchmark exposure to Crown Castle Inc.

•
Security selection and an underweight to the diversified real estate sector, including lack of exposure to GPT Group.

•
Security selection in the community center sector, including overweights to Federal Realty Investment Trust and Kimco Realty Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 20, 2018 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/20/18)

Class C Shares at NAV (excluding maximum sales charge)	8.33%	2.43%	4.16%

MSCI ACWI Index (Net)	22.34%	11.19%	10.92%

FTSE EPRA/Nareit Developed Index (Net)	9.58%	2.76%	3.00%

Lipper Global Real Estate Funds Classification Average	7.86%	2.76%	3.85%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$46,303,831

Total number of portfolio holdings	118

Portfolio turnover (%)	90%

Total management fees paid for the year	$ 412,863

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700657_AR_1225 5093104

4

Annual Shareholder Report December 31, 2025

Nuveen Global Real Estate Securities Fund
Class R6 Shares/NGJFX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$97	0.93%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Global Real Estate Securities Fund returned 9.59% for Class R6 Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund performed in line with the FTSE EPRA Nareit Developed Index (Net), which returned 9.58%.

•
Top contributors to relative performance

•
Security selection in the health care real estate investment trust (REIT) sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to CareTrust REIT, Inc. and Ventas, Inc.

•
Security selection and an underweight to the apartment sector, led by underweights to Mid‑America Apartment Communities, Inc., Essex Property Trust, Inc. and Vonovia SE.

•
Security selection in the mall sector, led by an overweight to Unibail-Rodamco-Westfield SE.

•
Top detractors from relative performance

•
An overweight to the technology infrastructure sector, including out‑of‑benchmark exposure to Crown Castle Inc.

•
Security selection and an underweight to the diversified real estate sector, including lack of exposure to GPT Group.

•
Security selection in the community center sector, including overweights to Federal Realty Investment Trust and Kimco Realty Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 20, 2018 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/20/18)

Class R6 Shares at NAV	9.59%	3.55%	5.29%

MSCI ACWI Index (Net)	22.34%	11.19%	10.92%

FTSE EPRA/Nareit Developed Index (Net)	9.58%	2.76%	3.00%

Lipper Global Real Estate Funds Classification Average	7.86%	2.76%	3.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$46,303,831

Total number of portfolio holdings	118

Portfolio turnover (%)	90%

Total management fees paid for the year	$ 412,863

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700632_AR_1225 5093104

4

Annual Shareholder Report December 31, 2025

Nuveen Global Real Estate Securities Fund
Class I Shares/NGJIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Real Estate Securities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$110	1.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•
The Nuveen Global Real Estate Securities Fund returned 9.40% for Class I Shares at net asset value (NAV) for the 12 months ended December 31, 2025. The Fund performed in line with the FTSE EPRA Nareit Developed Index (Net), which returned 9.58%.

•
Top contributors to relative performance

•
Security selection in the health care real estate investment trust (REIT) sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to CareTrust REIT, Inc. and Ventas, Inc.

•
Security selection and an underweight to the apartment sector, led by underweights to Mid‑America Apartment Communities, Inc., Essex Property Trust, Inc. and Vonovia SE.

•
Security selection in the mall sector, led by an overweight to Unibail-Rodamco-Westfield SE.

•
Top detractors from relative performance

•
An overweight to the technology infrastructure sector, including out‑of‑benchmark exposure to Crown Castle Inc.

•
Security selection and an underweight to the diversified real estate sector, including lack of exposure to GPT Group.

•
Security selection in the community center sector, including overweights to Federal Realty Investment Trust and Kimco Realty Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (March 20, 2018 through December 31, 2025) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (3/20/18)

Class I Shares at NAV	9.40%	3.46%	5.20%

MSCI ACWI Index (Net)	22.34%	11.19%	10.92%

FTSE EPRA/Nareit Developed Index (Net)	9.58%	2.76%	3.00%

Lipper Global Real Estate Funds Classification Average	7.86%	2.76%	3.85%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of December 31, 2025)

Fund net assets	$46,303,831

Total number of portfolio holdings	118

Portfolio turnover (%)	90%

Total management fees paid for the year	$ 412,863

What did the Fund invest in? (as of December 31, 2025)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by April 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

670700640_AR_1225 5093104	[

4

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Investment Trust V

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
December 31, 2025	$54,889	$0	$0	$0

Percentage approved pursuant to pre- approval exception	0%	0%	0%	0%

December 31, 2024	$55,795	$0	$0	$0

Percentage approved pursuant to pre- approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
December 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

December 31, 2024	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
December 31, 2025	$0	$0	$11,542,000	$11,542,000
December 31, 2024	$0	$0	$0	$0

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Directors of Nuveen Investment Funds, Inc. and Board of Trustees of Nuveen Investment Trust V and
Shareholders of Nuveen Global Infrastructure Fund, Nuveen Global Real Estate Securities Fund, Nuveen Real Asset
Income Fund and Nuveen Real Estate Securities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Global Infrastructure Fund, Nuveen Real Asset Income Fund and Nuveen Real Estate Securities Fund (three of the funds constituting Nuveen Investment Funds, Inc.) and Nuveen Global Real Estate Securities Fund (one of the
funds constituting Nuveen Investment Trust V) (hereafter collectively referred to as the "Funds") as of December 31,
2025, the related statements of operations for the year ended December 31, 2025 , the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025 , the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
February 27, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments December 31, 2025
Global Infrastructure
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
473542528 COMMON STOCKS - 98.7%
AUSTRALIA - 5.1%
805,043 Atlas Arteria Ltd $ 2,618,425
542,919 Cleanaway Waste Management Ltd 936,009
542,155 Dalrymple Bay Infrastructure Ltd 1,810,515
86,968 (a) NEXTDC Ltd 724,093
2,440,199 Qube Holdings Ltd 7,741,546
1,145,584 Transurban Group 10,841,342
TOTAL AUSTRALIA 24,671,930
BELGIUM - 0.9%
35,292 Elia Group SA/NV 4,541,471
TOTAL BELGIUM 4,541,471
CANADA - 5.5%
119,578 AltaGas Ltd 3,646,016
13,375 Canadian Pacific Kansas City Ltd 984,801
235,193 Enbridge Inc 11,249,281
139,621 Pembina Pipeline Corp 5,319,138
25,093 Rockpoint Gas Storage Inc, Class A 511,897
85,799 TC Energy Corp 4,724,555
TOTAL CANADA 26,435,688
FRANCE - 3.8%
24,978 Aeroports de Paris SA 3,259,522
121,572 Engie SA 3,193,616
305,311 Getlink SE 5,635,747
121,067 Veolia Environnement SA 4,212,825
13,993 Vinci SA 1,968,578
TOTAL FRANCE 18,270,288
GERMANY - 4.1%
600,378 E.ON SE 11,368,109
80,845 (a) Fraport AG Frankfurt Airport Services Worldwide 6,610,905
29,832 RWE AG 1,580,704
TOTAL GERMANY 19,559,718
INDIA - 0.2%
356,724 Power Grid Corp of India Ltd 1,051,893
TOTAL INDIA 1,051,893
ITALY - 2.9%
1,065,736 Enel SpA 11,080,812
118,015 (b) Infrastrutture Wireless Italiane SpA 1,092,133
163,677 Terna - Rete Elettrica Nazionale 1,741,310
TOTAL ITALY 13,914,255
JAPAN - 0.4%
171,659 (c) Tokyo Metro Co Ltd 1,747,384
TOTAL JAPAN 1,747,384
MEXICO - 4.4%
27,294 Grupo Aeroportuario del Centro Norte SAB de CV, ADR 2,968,769
28,440 Grupo Aeroportuario del Pacifico SAB de CV, ADR 7,497,637
33,253 Grupo Aeroportuario del Sureste SAB de CV, ADR 10,754,020
TOTAL MEXICO 21,220,426
NEW ZEALAND - 1.9%
1,469,970 Auckland International Airport Ltd 7,049,972
327,415 Infratil Ltd 2,089,288
TOTAL NEW ZEALAND 9,139,260
PHILIPPINES - 0.7%
328,623 International Container Terminal Services Inc 3,153,553
TOTAL PHILIPPINES 3,153,553

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SINGAPORE - 1.3%
3,026,022 (a) NTT DC REIT $ 3,083,571
657,812 (c) Sembcorp Industries Ltd 3,075,017
TOTAL SINGAPORE 6,158,588
SPAIN - 7.2%
599,783 (b) Aena SME SA 16,758,452
114,651 (b) Cellnex Telecom SA 3,691,953
552,407 Iberdrola SA 11,961,484
116,347 Redeia Corp SA 2,074,091
TOTAL SPAIN 34,485,980
UNITED KINGDOM - 4.0%
539,161 National Grid PLC 8,269,909
277,846 Pennon Group PLC 1,969,238
101,428 Severn Trent PLC 3,808,730
144,190 SSE PLC 4,227,350
60,365 United Utilities Group PLC 969,850
TOTAL UNITED KINGDOM 19,245,077
UNITED STATES - 56.3%
32,196 Alliant Energy Corp 2,093,062
111,747 Ameren Corp 11,159,055
86,601 American Electric Power Co Inc 9,985,961
5,497 American Water Works Co Inc 717,359
22,136 (a) Casella Waste Systems Inc, Class A 2,168,000
291,340 CenterPoint Energy Inc 11,169,976
48,653 Cheniere Energy Inc 9,457,657
32,196 CMS Energy Corp 2,251,466
7,105 Constellation Energy Corp 2,509,983
52,564 Crown Castle Inc 4,671,363
157,859 CSX Corp 5,722,389
11,572 Digital Realty Trust Inc 1,790,304
13,564 DT Midstream Inc 1,623,340
303,462 Energy Transfer LP 5,004,088
264,323 Entergy Corp 24,431,375
93,797 Evergy Inc 6,799,345
13,715 Ferrovial SE 888,604
53,610 GFL Environmental Inc 2,302,549
15,132 IDACORP Inc 1,915,106
236,110 Kinder Morgan Inc 6,490,664
296,486 NextEra Energy Inc 23,801,896
353,257 NiSource Inc 14,752,012
10,379 Norfolk Southern Corp 2,996,625
32,048 NRG Energy Inc 5,103,324
114,235 ONEOK Inc 8,396,273
259,140 PG&E Corp 4,164,380
28,693 Republic Services Inc 6,080,907
221,234 Sempra 19,532,750
51,104 Southern Co/The 4,456,269
23,880 Targa Resources Corp 4,405,860
19,343 Union Pacific Corp 4,474,423
23,856 Vistra Corp 3,848,688
20,212 Waste Connections Inc 3,544,376
71,409 Waste Management Inc 15,689,271
215,439 Williams Cos Inc/The 12,950,038
305,961 Xcel Energy Inc 22,598,279
TOTAL UNITED STATES 269,947,017
TOTAL COMMON STOCKS
(Cost $350,275,233) 473,542,528

Portfolio of Investments December 31, 2025
(continued)
Global Infrastructure

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
1,517,212 INVESTMENT COMPANIES - 0.3%
301,493 3i Infrastructure PLC $ 1,517,212
TOTAL INVESTMENT COMPANIES
(Cost $1,190,306) 1,517,212
TOTAL LONG-TERM INVESTMENTS
(Cost $351,465,539) 475,059,740
SHARES DESCRIPTION Coupon VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.5%
2,505,518 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
3.830%(e) 2,505,518
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,505,518) 2,505,518
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
1,925,000 REPURCHASE AGREEMENTS - 0.4%
$ 1,925,000 (f) Fixed Income Clearing Corporation 3.780 01/02/26 1,925,000
TOTAL REPURCHASE AGREEMENTS
(Cost $1,925,000) 1,925,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,925,000) 1,925,000
TOTAL INVESTMENTS (Cost $355,896,057) - 99.9% 479,490,258
OTHER ASSETS & LIABILITIES, NET -  0.1% 644,501
NET ASSETS - 100% $ 480,134,759
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $21,542,538 or 4.5% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $2,371,964.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 3.780% dated 12/31/25 to be repurchased at $1,925,404 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 2/15/41, valued at $1,963,717.

Portfolio of Investments December 31, 2025
Global Real Estate Securities
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
45874827 COMMON STOCKS - 99.1%
AUSTRALIA - 6.8%
72,265 Goodman Group $ 1,487,081
117,247 Ingenia Communities Group 403,020
10,151 (a) NEXTDC Ltd 84,517
218,046 Scentre Group 609,523
112,181 Stockland 427,714
69,750 Vicinity Ltd 118,749
TOTAL AUSTRALIA 3,130,604
BELGIUM - 0.7%
1,105 Montea NV 94,888
1,913 VGP NV 220,696
TOTAL BELGIUM 315,584
CANADA - 2.3%
26,653 Chartwell Retirement Residences 390,314
5,894 Dream Industrial Real Estate Investment Trust 54,021
1,589 Granite Real Estate Investment Trust 94,596
27,837 Primaris Real Estate Investment Trust 316,184
13,578 Sienna Senior Living Inc 202,104
TOTAL CANADA 1,057,219
FRANCE - 1.0%
6,929 Carmila SA 138,228
3,001 Unibail-Rodamco-Westfield 326,349
TOTAL FRANCE 464,577
GERMANY - 1.6%
242,100 Sirius Real Estate Ltd 314,264
28,468 TAG Immobilien AG 440,907
TOTAL GERMANY 755,171
HONG KONG - 3.3%
99,642 Hongkong Land Holdings Ltd 692,185
20,416 Link REIT 91,158
40,522 Sun Hung Kai Properties Ltd 493,407
95,494 Swire Properties Ltd 257,876
TOTAL HONG KONG 1,534,626
ITALY - 0.4%
18,766 (b) Infrastrutture Wireless Italiane SpA 173,664
TOTAL ITALY 173,664
JAPAN - 9.1%
24,850 Arealink Co Ltd 169,175
69 GLP J-REIT 65,591
125 Invincible Investment Corp 51,329
290 KDX Realty Investment Corp 325,483
116 LaSalle Logiport REIT 117,428
11,967 Mitsubishi Estate Co Ltd 290,740
372 Mitsui Fudosan Accommodations Fund Inc 318,958
119,412 Mitsui Fudosan Co Ltd 1,357,030
301 Nippon Prologis REIT Inc 178,282
2,277 Open House Group Co Ltd 133,658
150 Orix JREIT Inc 101,676
209 Star Asia Investment Corp 82,263
29,630 Sumitomo Realty & Development Co Ltd 743,889
226 United Urban Investment Corp 263,575
TOTAL JAPAN 4,199,077
MEXICO - 0.3%
3,978 Corp Inmobiliaria Vesta SAB de CV, ADR 121,289
TOTAL MEXICO 121,289
NETHERLANDS - 0.8%
18,503 CTP NV 387,719
TOTAL NETHERLANDS 387,719

Portfolio of Investments December 31, 2025
(continued)
Global Real Estate Securities

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SINGAPORE - 3.2%
192,346 CapitaLand Ascendas REIT $ 422,886
193,366 CapitaLand Integrated Commercial Trust 358,896
190,564 Frasers Centrepoint Trust 344,996
22,440 Keppel DC REIT 39,240
323,142 (a) NTT DC REIT 329,287
TOTAL SINGAPORE 1,495,305
SPAIN - 1.7%
15,572 (b) Cellnex Telecom SA 501,444
19,865 Merlin Properties Socimi SA 289,205
TOTAL SPAIN 790,649
SWEDEN - 2.7%
17,491 Cibus Nordic Real Estate AB publ 279,183
45,895 Dios Fastigheter AB 326,217
86,043 (a) Fastighets AB Balder 635,110
TOTAL SWEDEN 1,240,510
UNITED KINGDOM - 3.5%
3,669 Big Yellow Group PLC 51,596
8,638 Derwent London PLC 201,519
113,029 LondonMetric Property PLC 288,162
12,955 Safestore Holdings PLC 128,526
19,123 Segro PLC 185,266
237,012 Tritax Big Box REIT PLC 484,320
39,625 UNITE Group PLC/The 298,329
TOTAL UNITED KINGDOM 1,637,718
UNITED STATES - 61.7%
9,553 Acadia Realty Trust 196,219
4,924 Agree Realty Corp 354,676
922 Alexandria Real Estate Equities Inc 45,123
5,216 American Homes 4 Rent, Class A 167,434
3,642 American Tower Corp 639,426
2,512 AvalonBay Communities Inc 455,451
16,060 Brixmor Property Group Inc 421,093
19,908 Broadstone Net Lease Inc 345,802
3,298 Camden Property Trust 363,044
18,940 CareTrust REIT Inc 684,870
1,524 (a) CBRE Group Inc, Class A 245,044
5,928 COPT Defense Properties 164,798
11,601 Crown Castle Inc 1,030,981
5,241 CubeSmart 188,938
3,273 Curbline Properties Corp 75,966
9,197 Digital Realty Trust Inc 1,422,868
7,969 Douglas Emmett Inc 87,579
4,090 EastGroup Properties Inc 728,593
10,818 Empire State Realty Trust Inc, Class A 70,533
2,979 EPR Properties 148,652
2,383 Equinix Inc 1,825,759
15,234 Equity Residential 960,351
7,738 Essential Properties Realty Trust Inc 229,509
1,796 Essex Property Trust Inc 469,977
5,592 Extra Space Storage Inc 728,190
5,696 First Industrial Realty Trust Inc 326,210
8,492 Four Corners Property Trust Inc 195,826
15,220 Gaming and Leisure Properties Inc 680,182
25,717 GO Residential Real Estate Investment Trust 301,403
7,680 Highwoods Properties Inc 198,298
24,184 Invitation Homes Inc 672,073
11,978 Iron Mountain Inc 993,575
27,423 Kimco Realty Corp 555,864
1,050 Lamar Advertising Co, Class A 132,909
6,474 Lineage Inc 226,590
1,291 LXP Industrial Trust 64,008

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
8,323 Macerich Co/The $ 153,643
484 Marriott International Inc/MD, Class A 150,156
2,872 Mid-America Apartment Communities Inc 398,950
12,531 NETSTREIT Corp 221,047
4,552 NNN REIT Inc 180,396
19,122 Prologis Inc 2,441,115
2,495 Public Storage 647,452
5,214 Realty Income Corp 293,913
4,372 Regency Centers Corp 301,799
4,577 Rexford Industrial Realty Inc 177,221
989 Ryman Hospitality Properties Inc 93,579
16,342 Sabra Health Care REIT Inc 309,517
5,200 Simon Property Group Inc 962,572
5,251 SITE Centers Corp 33,711
6,241 SL Green Realty Corp 286,275
6,576 Smartstop Self Storage REIT Inc 203,461
497 STAG Industrial Inc 18,270
4,165 Sun Communities Inc 516,085
4,750 Sunstone Hotel Investors Inc 42,465
4,214 Urban Edge Properties 80,867
11,560 Ventas Inc 894,513
7,474 Veris Residential Inc 111,213
10,396 VICI Properties Inc 292,336
16,348 Welltower Inc 3,034,352
1,998 Weyerhaeuser Co 47,333
4,367 WP Carey Inc 281,060
TOTAL UNITED STATES 28,571,115
TOTAL COMMON STOCKS
(Cost $39,157,147) 45,874,827
TOTAL LONG-TERM INVESTMENTS
(Cost $39,157,147) 45,874,827
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%
375,000 REPURCHASE AGREEMENTS - 0.8%
$ 375,000 (c) Fixed Income Clearing Corporation 3.780% 01/02/26 375,000
TOTAL REPURCHASE AGREEMENTS
(Cost $375,000) 375,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $375,000) 375,000
TOTAL INVESTMENTS (Cost $39,532,147) - 99.9% 46,249,827
OTHER ASSETS & LIABILITIES, NET -  0.1% 54,004
NET ASSETS - 100% $ 46,303,831
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $675,108 or 1.5% of Total Investments.
(c) Agreement with Fixed Income Clearing Corporation, 3.780% dated 12/31/25 to be repurchased at $375,079 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 11/30/30, valued at $382,585.

Portfolio of Investments December 31, 2025
Real Asset Income
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 0.1% –
$ 1,000,000 (a),(b) Arbor Realty Collateralized Loan Obligation Ltd, Series 2025
BTR1, (TSFR1M + 1.925%)
5.659% 01/20/41 $ 1,003,568
TOTAL ASSET-BACKED AND MORTGAGE-BACKED SECURITIES
(Cost $997,594) 1,003,568
SHARES DESCRIPTION VALUE
564498782 COMMON STOCKS - 49.1% 564498782
CAPITAL GOODS - 0.4%
31,643 Vinci SA 4,451,634
TOTAL CAPITAL GOODS 4,451,634
ENERGY - 7.5%
245,914 Enbridge Inc 11,762,067
1,049,894 Energy Transfer LP 17,312,753
120,906 Enterprise Products Partners LP 3,876,247
467,674 Kinder Morgan Inc 12,856,358
135,575 MPLX LP 7,235,638
149,892 ONEOK Inc 11,017,062
267,489 (c) Pembina Pipeline Corp 10,190,521
232,374 Plains All American Pipeline LP 4,173,437
79,497 TC Energy Corp 4,377,533
82,924 Western Midstream Partners LP 3,275,498
TOTAL ENERGY 86,077,114
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 23.8%
214,988 Apple Hospitality REIT Inc 2,547,608
231,944 Armada Hoffler Properties Inc 1,535,469
140,582 Brixmor Property Group Inc 3,686,060
750,736 Broadstone Net Lease Inc 13,040,284
670,104 CapitaLand Ascendas REIT 1,473,271
894,939 CapitaLand Integrated Commercial Trust 1,661,047
193,449 Carmila SA 3,859,147
576,170 Charter Hall Long Wale REIT 1,564,766
562,142 Charter Hall Retail REIT 1,524,674
227,137 Community Healthcare Trust Inc 3,729,590
182,064 Crombie Real Estate Investment Trust 2,025,513
124,628 Crown Castle Inc 11,075,690
245,049 CT Real Estate Investment Trust 2,904,774
119,307 CubeSmart 4,301,017
1,039 Daiwa Securities Living Investments Corp 755,893
66,424 Derwent London PLC 1,549,630
49,362 Douglas Emmett Inc 542,488
600,795 Dream Industrial Real Estate Investment Trust 5,506,540
34,858 EPR Properties 1,739,414
100,729 Equity Residential 6,349,956
11,122 Extra Space Storage Inc 1,448,307
5,926 Federal Realty Investment Trust 597,341
1,247,332 (b) FIBRA Macquarie Mexico 2,350,242
348,531 Four Corners Property Trust Inc 8,037,125
3,743,376 Frasers Centrepoint Trust 6,776,978
341,546 Gaming and Leisure Properties Inc 15,263,691
36,449 Gecina SA 3,461,657
1,146 GLP J-REIT 1,089,373
178,234 GO Residential Real Estate Investment Trust 2,088,902
21,080 Granite Real Estate Investment Trust 1,254,925
236,771 Highwoods Properties Inc 6,113,427
3,398 Invincible Investment Corp 1,395,319
64,390 Iron Mountain Inc 5,341,150
1,455 Japan Metropolitan Fund Invest 1,151,178
2,949 KDX Realty Investment Corp 3,309,822
152,539 Kimco Realty Corp 3,091,966

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
22,980 Lamar Advertising Co, Class A $ 2,908,808
3,596 LaSalle Logiport REIT 3,640,279
4,487,100 Lendlease Global Commercial REIT 2,162,559
4,689 Lineage Inc 164,115
146,743 Link REIT 655,210
3,566,611 LondonMetric Property PLC 9,092,892
167,281 LXP Industrial Trust 8,293,792
884,482 Mapletree Logistics Trust 906,387
50,442 Mid-America Apartment Communities Inc 7,006,898
122,968 Millrose Properties Inc 3,673,054
62,991 Montea NV 5,409,133
260,491 NETSTREIT Corp 4,595,061
57,087 Nexus Industrial REIT 328,576
35,263 NNN REIT Inc 1,397,473
5,170,610 (d) NTT DC REIT 5,268,945
198,730 Omega Healthcare Investors Inc 8,811,688
770 Orix JREIT Inc 521,939
119,185 Postal Realty Trust Inc, Class A 1,923,646
504,467 Primaris Real Estate Investment Trust 5,729,948
80,088 Realty Income Corp 4,514,561
2,813 Regency Centers Corp 194,181
8,235 Ryman Hospitality Properties Inc 779,196
523,333 Sabra Health Care REIT Inc 9,911,927
573,852 Scentre Group 1,604,138
155,109 Segro PLC 1,502,716
72,410 Simon Property Group Inc 13,403,815
825,504 SITE Centers Corp 5,299,736
59,236 SL Green Realty Corp 2,717,155
110,161 Smartstop Self Storage REIT Inc 3,408,381
6,391 Star Asia Investment Corp 2,515,524
1,609,296 Tritax Big Box REIT PLC 3,288,503
92,651 UDR Inc 3,398,439
490,691 UNITE Group PLC/The 3,694,320
2,700 United Urban Investment Corp 3,148,906
124,584 VICI Properties Inc 3,503,302
1,071,820 Waypoint REIT Ltd 1,820,197
29,073 WP Carey Inc 1,871,138
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 273,210,772
FINANCIAL SERVICES - 0.4%
102,622 Apollo Commercial Real Estate Finance Inc 993,381
48,117 KKR Real Estate Finance Trust Inc 395,522
200,685 Starwood Property Trust Inc 3,614,337
TOTAL FINANCIAL SERVICES 5,003,240
HEALTH CARE EQUIPMENT & SERVICES - 0.9%
711,024 Sienna Senior Living Inc 10,583,382
TOTAL HEALTH CARE EQUIPMENT & SERVICES 10,583,382
MATERIALS - 0.1%
4,017,438 Keppel Infrastructure Trust 1,530,055
TOTAL MATERIALS 1,530,055
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
778,881 Capitaland India Trust 738,639
364,065 Cibus Nordic Real Estate AB publ 5,811,041
491,232 Hongkong Land Holdings Ltd 3,412,451
3,124,095 Sirius Real Estate Ltd 4,055,314
1,835,735 Swire Properties Ltd 4,957,287
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 18,974,732
TELECOMMUNICATION SERVICES - 0.9%
1,208,082 HKT Trust & HKT Ltd 1,788,877
893,686 (b) Infrastrutture Wireless Italiane SpA 8,270,342
TOTAL TELECOMMUNICATION SERVICES 10,059,219

Portfolio of Investments December 31, 2025
(continued)
Real Asset Income

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION - 2.7%
186,526 (b) Aena SME SA $ 5,211,697
1,535,087 Atlas Arteria Ltd 4,992,914
1,509,827 Dalrymple Bay Infrastructure Ltd 5,042,034
365,149 (b) Enav SpA 2,017,952
14,991 Grupo Aeroportuario del Pacifico SAB de CV, ADR 3,952,077
25,739 (c) Grupo Aeroportuario del Sureste SAB de CV, ADR 8,323,993
198,755 Transurban Group 1,880,937
TOTAL TRANSPORTATION 31,421,604
UTILITIES - 10.7%
7,142 American Electric Power Co Inc 823,544
118,527 Capital Power Corp 5,056,104
251,157 CK Infrastructure Holdings Ltd 1,861,131
263,230 Clearway Energy Inc, Class A 8,270,687
134,390 Dominion Energy Inc 7,873,910
13,801 DTE Energy Co 1,780,053
13,467 Duke Energy Corp 1,578,467
304,552 E.ON SE 5,766,668
1,272,842 Enel SpA 13,234,162
165,661 Engie SA 4,351,805
17,773 Entergy Corp 1,642,758
160,081 Evergy Inc 11,604,272
117,010 Exelon Corp 5,100,466
107,060 Iberdrola SA 2,318,212
51,914 Italgas SpA 579,028
833,843 National Grid PLC 12,789,883
104,310 (c) National Grid PLC, Sponsored ADR 8,068,378
16,895 Northwestern Energy Group Inc 1,090,403
122,595 OGE Energy Corp 5,234,807
745,035 Pennon Group PLC 5,280,446
145,773 Redeia Corp SA 2,598,661
45,245 Severn Trent PLC 1,698,998
619,265 Snam SpA 4,114,935
81,740 Terna - Rete Elettrica Nazionale 869,607
70,960 United Utilities Group PLC 1,140,074
78,426 Veolia Environnement SA 2,729,026
41,578 WEC Energy Group Inc 4,384,816
18,220 Xcel Energy Inc 1,345,729
TOTAL UTILITIES 123,187,030
TOTAL COMMON STOCKS
(Cost $500,592,421) 564,498,782
SHARES DESCRIPTION RATE VALUE
24595171 CONVERTIBLE PREFERRED SECURITIES - 2.1% 24595171
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
26,641 Kimco Realty Corp 7.250% 1,560,363
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,560,363
UTILITIES - 2.0%
17,100 NextEra Energy Inc 4.635 833,625
92,050 NextEra Energy Inc 7.299 4,765,429
76,550 PG&E Corp 6.000 3,138,550
283,900 Southern Co/The 7.125 14,297,204
TOTAL UTILITIES 23,034,808
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $24,426,255) 24,595,171
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
368729297 CORPORATE BONDS - 32.0% (e) 368729297
AUTOMOBILES & COMPONENTS - 0.1%
$ 900,000 (b) Clarios Global LP / Clarios US Finance Co 6.750 02/15/30 939,429
TOTAL AUTOMOBILES & COMPONENTS 939,429

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.2%
$ 3,230,000 (b) Advanced Drainage Systems Inc 6.375% 06/15/30 $ 3,302,904
2,500,000 (b) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 2,609,277
1,000,000 (b) AmeriTex HoldCo Intermediate LLC 7.625 08/15/33 1,053,654
1,500,000 (b) Herc Holdings Inc 7.250 06/15/33 1,590,576
1,000,000 (b) Herc Holdings Inc 5.750 03/15/31 1,014,844
500,000 (b) Quikrete Holdings Inc 6.750 03/01/33 522,146
750,000 (b) Terex Corp 6.250 10/15/32 769,463
2,500,000 (b) United Rentals North America Inc 5.375 11/15/33 2,498,230
TOTAL CAPITAL GOODS 13,361,094
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
1,500,000 (b) Asbury Automotive Group Inc 5.000 02/15/32 1,457,697
1,500,000 (b) Cougar JV Subsidiary LLC 8.000 05/15/32 1,603,606
1,200,000 (b) Kohl's Corp 10.000 06/01/30 1,321,514
1,715,000 (b) LCM Investments Holdings II LLC 4.875 05/01/29 1,689,638
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 6,072,455
CONSUMER SERVICES - 1.5%
EUR 600,000 (f),(g) Accor SA, Reg S 7.250 N/A 772,491
795,000 Choice Hotels International Inc 5.850 08/01/34 810,551
2,975,000 (b) Churchill Downs Inc 5.750 04/01/30 3,003,974
780,000 (b) Hilton Domestic Operating Co Inc 5.875 03/15/33 802,453
1,310,000 Hyatt Hotels Corp 5.400 12/15/35 1,312,704
1,250,000 (b) Light & Wonder International Inc 6.250 10/01/33 1,265,497
1,000,000 (b) Marriott Ownership Resorts Inc 6.500 10/01/33 959,306
380,000 (b) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 338,495
2,000,000 (c) MGM Resorts International 6.500 04/15/32 2,060,610
500,000 (b),(c) Motion Bondco DAC 6.625 11/15/27 485,491
1,500,000 (b) NCL Corp Ltd 5.875 01/15/31 1,494,325
1,385,000 (b) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 1,396,653
590,000 (b) Vail Resorts Inc 5.625 07/15/30 599,594
1,655,000 (b) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 1,692,198
TOTAL CONSUMER SERVICES 16,994,342
ENERGY - 8.9%
2,000,000 (b) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5.750 10/15/33 2,012,078
1,126,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 1,132,462
2,575,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 2,655,739
1,000,000 Buckeye Partners LP 5.850 11/15/43 937,777
1,500,000 (b) Buckeye Partners LP 6.875 07/01/29 1,560,318
1,000,000 (b) CITGO Petroleum Corp 8.375 01/15/29 1,039,824
1,500,000 (b) CNX Midstream Partners LP 4.750 04/15/30 1,454,171
500,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 494,659
700,000 (b) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500 12/15/33 750,028
3,000,000 (b) DBR Land Holdings LLC 6.250 12/01/30 3,068,640
2,000,000 (b) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 2,040,898
4,182,000 (g) Enbridge Inc 6.000 01/15/77 4,188,733
3,187,000 (g) Enbridge Inc 5.500 07/15/77 3,157,944
2,575,000 (g) Enbridge Inc 7.625 01/15/83 2,794,547
2,836,000 (g) Enbridge Inc 8.500 01/15/84 3,251,951
2,947,000 (g) Enbridge Inc 6.250 03/01/78 2,980,446
2,278,000 (a),(c),(g) Energy Transfer LP (TSFR3M + 3.279%) 7.133 11/01/66 2,286,773
3,801,000 (f),(g) Energy Transfer LP 7.125 N/A 3,892,045
1,329,000 (f),(g) Energy Transfer LP 6.500 N/A 1,334,853
975,000 (g) Energy Transfer LP 8.000 05/15/54 1,040,769
1,444,000 (g) Energy Transfer LP 7.125 10/01/54 1,481,590
1,998,000 (g) Energy Transfer LP 6.750 02/15/56 2,005,628
3,166,000 (g) Enterprise Products Operating LLC 5.250 08/16/77 3,160,581
2,951,000 (g) Enterprise Products Operating LLC 5.375 02/15/78 2,931,685
CAD 1,060,000 (g) Gibson Energy Inc 5.250 12/22/80 770,972
2,750,000 (b) Global Partners LP / GLP Finance Corp 8.250 01/15/32 2,896,509
1,000,000 (b) Harvest Midstream I LP 7.500 05/15/32 1,042,384
CAD 1,350,000 (g) Inter Pipeline Ltd/AB 6.625 11/19/79 1,029,966

Portfolio of Investments December 31, 2025
(continued)
Real Asset Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
CAD 1,380,000 (g) Keyera Corp 6.875% 06/13/79 $ 1,069,705
CAD 2,123,000 (g) Keyera Corp 5.950 03/10/81 1,591,782
$ 500,000 (b) Kodiak Gas Services LLC 6.500 10/01/33 510,606
2,580,000 ONEOK Inc 5.050 11/01/34 2,556,962
400,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 396,194
1,326,000 (a),(f),(g) Plains All American Pipeline LP (TSFR3M + 4.372%) 8.223 N/A 1,329,762
700,000 (b) Rockies Express Pipeline LLC 4.800 05/15/30 688,406
500,000 (b) Rockies Express Pipeline LLC 6.750 03/15/33 527,660
1,405,000 (g) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 1,464,533
732,000 (g) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 782,412
1,860,000 South Bow USA Infrastructure Holdings LLC 5.584 10/01/34 1,878,418
1,500,000 (b) Sunoco LP 7.250 05/01/32 1,586,004
2,500,000 (b) Sunoco LP 6.250 07/01/33 2,560,794
1,905,000 (b),(f),(g) Sunoco LP 7.875 N/A 1,956,959
1,000,000 (b) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 995,324
750,000 Targa Resources Corp 6.150 03/01/29 789,535
1,910,000 Targa Resources Corp 6.125 03/15/33 2,043,084
2,885,000 (g) TransCanada PipeLines Ltd 7.590 05/15/67 2,551,954
2,274,000 (g) Transcanada Trust 5.875 08/15/76 2,276,783
572,000 (g) Transcanada Trust 5.300 03/15/77 571,955
2,275,000 (g) Transcanada Trust 5.500 09/15/79 2,257,892
2,345,000 (g) Transcanada Trust 5.600 03/07/82 2,316,097
1,250,000 (b) TransMontaigne Partners LLC 8.500 06/15/30 1,261,983
570,000 (b) Transocean International Ltd 7.875 10/15/32 595,309
1,113,095 (b) Transocean Titan Financing Ltd 8.375 02/01/28 1,136,784
1,550,000 (b) USA Compression Partners LP / USA Compression Finance
Corp
7.125 03/15/29 1,604,423
7,571,000 (b),(f),(g) Venture Global LNG Inc 9.000 N/A 5,979,051
1,000,000 (b) Venture Global LNG Inc 9.875 02/01/32 1,033,072
1,000,000 (b) Venture Global Plaquemines LNG LLC 6.500 01/15/34 1,024,240
TOTAL ENERGY 102,731,653
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.8%
2,585,000 Agree LP 4.800 10/01/32 2,601,036
1,625,000 American Assets Trust LP 6.150 10/01/34 1,648,371
2,280,000 American Homes 4 Rent LP 5.500 02/01/34 2,354,314
2,000,000 (b) Diversified Healthcare Trust 7.250 10/15/30 2,044,976
2,390,000 Essex Portfolio LP 5.500 04/01/34 2,475,479
1,640,000 Extra Space Storage LP 5.700 04/01/28 1,694,389
1,820,000 Federal Realty OP LP 5.375 05/01/28 1,865,430
1,065,000 GLP Capital LP / GLP Financing II Inc 6.750 12/01/33 1,157,521
1,270,000 Highwoods Realty LP 5.350 01/15/33 1,269,048
3,270,000 (b) Iron Mountain Inc 6.250 01/15/33 3,297,359
1,665,000 Kite Realty Group LP 5.500 03/01/34 1,718,372
1,835,000 Kite Realty Group LP 4.000 10/01/26 1,831,923
1,295,000 (b) Lineage OP LP 5.250 07/15/30 1,306,444
1,270,000 Mid-America Apartments LP 5.300 02/15/32 1,325,706
1,000,000 (b) Millrose Properties Inc 6.250 09/15/32 1,008,983
1,500,000 (b) Millrose Properties Inc 6.375 08/01/30 1,534,836
2,665,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 2,846,043
930,000 National Health Investors Inc 5.350 02/01/33 928,705
2,615,000 Piedmont Operating Partnership LP 9.250 07/20/28 2,889,388
3,415,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 3,541,647
810,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 842,025
760,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 729,841
2,260,000 Ventas Realty LP 5.000 01/15/35 2,262,769
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 43,174,605
FINANCIAL SERVICES - 0.9%
1,000,000 (b) Azorra Finance Ltd 7.750 04/15/30 1,055,919
500,000 (b) Azorra Finance Ltd 7.250 01/15/31 523,916
750,000 (b) Freedom Mortgage Holdings LLC 8.375 04/01/32 789,499
505,000 (b) Freedom Mortgage Holdings LLC 7.875 04/01/33 522,959

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 1,076,000 (g) HA Sustainable Infrastructure Capital Inc 8.000% 06/01/56 $ 1,124,485
2,700,000 (b) Hunt Cos Inc 5.250 04/15/29 2,635,635
1,167,000 (g) National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 1,224,039
2,890,000 (b) Starwood Property Trust Inc 6.000 04/15/30 2,966,302
TOTAL FINANCIAL SERVICES 10,842,754
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
1,000,000 (b) CHS/Community Health Systems Inc 5.250 05/15/30 939,193
1,090,000 (b) Global Medical Response Inc 7.375 10/01/32 1,132,917
625,000 (b) LifePoint Health Inc 11.000 10/15/30 685,397
1,250,000 (b) Prime Healthcare Services Inc 9.375 09/01/29 1,312,501
850,000 (b) Tenet Healthcare Corp 6.000 11/15/33 875,155
TOTAL HEALTH CARE EQUIPMENT & SERVICES 4,945,163
MATERIALS - 0.1%
750,000 (b) Mineral Resources Ltd 7.000 04/01/31 782,103
TOTAL MATERIALS 782,103
MEDIA & ENTERTAINMENT - 0.4%
1,500,000 (b) Cablevision Lightpath LLC 5.625 09/15/28 1,466,026
2,000,000 (b),(c) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 01/15/34 1,700,548
1,370,000 (b) Directv Financing LLC 8.875 02/01/30 1,386,158
615,000 (b) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 618,610
TOTAL MEDIA & ENTERTAINMENT 5,171,342
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
2,000,000 (c) Kennedy-Wilson Inc 5.000 03/01/31 1,880,963
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,880,963
TELECOMMUNICATION SERVICES - 1.8%
1,500,000 (b) Altice France SA 6.500 04/15/32 1,438,023
650,000 (b) Digicel International Finance Ltd / Difl US LLC 8.625 08/01/32 674,341
600,000 EchoStar Corp 10.750 11/30/29 663,481
1,000,000 EchoStar Corp, (cash 6.750%, PIK 6.750%) 6.750 11/30/30 1,024,468
1,200,000 (b) Holdco II SAS 7.000 04/15/32 1,236,784
1,945,000 (b) Holdco II SAS 8.500 04/15/31 2,093,304
1,000,000 (b) Level 3 Financing Inc 6.875 06/30/33 1,023,278
850,000 (b) Level 3 Financing Inc 8.500 01/15/36 870,385
1,000,000 (b) Level 3 Financing Inc 7.000 03/31/34 1,030,572
500,000 (b) Lumen Technologies Inc 4.500 01/15/29 462,500
1,810,000 (b) Sable International Finance Ltd 7.125 10/15/32 1,831,570
1,600,000 (b) Vmed O2 UK Financing I PLC 6.750 01/15/33 1,585,656
800,000 (b) Windstream Services LLC 7.500 10/15/33 820,086
1,385,000 (b) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 1,453,931
2,709,697 (b) Zayo Group Holdings Inc 9.250 03/09/30 2,574,212
412,218 (b) Zayo Group Holdings Inc 13.750 09/09/30 378,210
1,934,000 (b) Zegona Finance PLC 8.625 07/15/29 2,051,359
TOTAL TELECOMMUNICATION SERVICES 21,212,160
TRANSPORTATION - 0.4%
500,000 (b) Rand Parent LLC 8.500 02/15/30 520,927
1,500,000 (b) Stonepeak Nile Parent LLC 7.250 03/15/32 1,587,444
1,100,000 (b) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 1,137,709
1,305,000 (b) XPO Inc 7.125 06/01/31 1,360,710
TOTAL TRANSPORTATION 4,606,790
UTILITIES - 11.8%
1,270,000 AEP Transmission Co LLC 5.150 04/01/34 1,294,751
1,925,000 (b),(g) AES Andes SA 8.150 06/10/55 2,014,301
3,575,000 (g) AES Corp/The 7.600 01/15/55 3,640,809
1,501,000 (g) AES Corp/The 6.950 07/15/55 1,481,966
3,330,000 (g) Alliant Energy Corp 5.750 04/01/56 3,323,933
1,510,000 (b) Alpha Generation LLC 6.250 01/15/34 1,523,555
CAD 2,479,000 (g) AltaGas Ltd 7.350 08/17/82 1,893,417
CAD 1,285,000 (g) AltaGas Ltd 8.900 11/10/83 1,039,656
4,043,000 (b),(g) AltaGas Ltd 7.200 10/15/54 4,191,548
2,775,000 (b) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 2,779,576

Portfolio of Investments December 31, 2025
(continued)
Real Asset Income

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
CAD 1,328,000 (g) Capital Power Corp 7.950% 09/09/82 $ 1,080,841
$ 3,000,000 (b) Clearway Energy Operating LLC 3.750 01/15/32 2,726,779
4,630,000 (g) CMS Energy Corp 6.500 06/01/55 4,760,890
1,270,000 (b) ContourGlobal Power Holdings SA 6.750 02/28/30 1,309,510
3,203,000 (g) Dominion Energy Inc 7.000 06/01/54 3,468,052
8,270,000 (g) Dominion Energy Inc 6.625 05/15/55 8,521,879
4,911,000 (g) Duke Energy Corp 6.450 09/01/54 5,154,479
860,000 Duke Energy Progress LLC 5.100 03/15/34 886,105
807,000 (g) Edison International 8.125 06/15/53 839,701
514,000 (g) Edison International 7.875 06/15/54 539,573
1,987,000 (b),(f),(g) Electricite de France SA 9.125 N/A 2,310,790
GBP 1,700,000 (f),(g) Electricite de France SA, Reg S 5.875 N/A 2,301,415
1,573,000 (g) Emera Inc 6.750 06/15/76 1,580,200
3,174,000 (g) Entergy Corp 7.125 12/01/54 3,332,552
1,463,000 (g) EUSHI Finance Inc 7.625 12/15/54 1,537,978
3,111,000 (g) Evergy Inc 6.650 06/01/55 3,179,871
4,736,000 (g) Exelon Corp 6.500 03/15/55 4,928,008
1,975,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,897,785
1,825,000 Interstate Power and Light Co 5.600 06/29/35 1,899,299
1,879,000 (g) NextEra Energy Capital Holdings Inc 5.650 05/01/79 1,897,341
1,154,000 (g) NextEra Energy Capital Holdings Inc 6.750 06/15/54 1,231,994
3,894,000 (g) NextEra Energy Capital Holdings Inc 6.375 08/15/55 4,019,570
4,844,000 (g) NiSource Inc 6.950 11/30/54 5,041,645
4,000,000 (b) NRG Energy Inc 5.750 01/15/34 4,040,680
855,000 OGE Energy Corp 5.450 05/15/29 885,529
2,010,000 (b) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 1,982,430
3,064,000 (g) PG&E Corp 7.375 03/15/55 3,191,128
1,607,000 (g) PPL Capital Funding Inc 6.612 03/30/67 1,570,463
2,689,000 (g) Sempra 6.875 10/01/54 2,766,395
3,097,000 (g) Sempra 6.550 04/01/55 3,156,890
4,343,000 (g) Sempra 6.400 10/01/54 4,417,393
1,211,000 (g) Sempra 6.375 04/01/56 1,236,220
3,436,000 (g) Southern Co/The 6.375 03/15/55 3,586,087
2,013,000 (g) Spire Inc 6.450 06/01/56 2,005,223
550,000 (b) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 536,887
1,715,000 (b) Talen Energy Supply LLC 6.250 02/01/34 1,749,152
1,500,000 (b) Talen Energy Supply LLC 6.500 02/01/36 1,551,135
3,315,000 (b) TerraForm Power Operating LLC 4.750 01/15/30 3,220,807
1,056,000 (b),(f),(g) Vistra Corp 8.000 N/A 1,082,550
652,000 (b),(f),(g) Vistra Corp 7.000 N/A 663,386
4,981,000 (b),(f),(g) Vistra Corp 8.875 N/A 5,488,021
840,000 (b) VoltaGrid LLC 7.375 11/01/30 832,226
2,358,000 (g) WEC Energy Group Inc 5.625 05/15/56 2,372,851
2,000,000 (b) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 2,049,222
TOTAL UTILITIES 136,014,444
TOTAL CORPORATE BONDS
(Cost $361,007,843) 368,729,297
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.5% –
2,662,896 Foresight Environmental Infrastructure Ltd 2,361,859
977,180 Greencoat UK Wind PLC/Funds 1,290,205
1,558,473 Sdcl Efficiency Income Trust PLC 1,100,790
1,265,310 Sequoia Economic Infrastructure Income Fund Ltd 1,345,706
36,421 Starwood European Real Estate Finance Ltd 42,711
TOTAL INVESTMENT COMPANIES
(Cost $7,993,889) 6,141,271

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 1.9% –
$ 1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.250% 06/15/35 $ 1,004,062
300,000 (a) BANK 2017-BNK6, Series 2017 BNK6 3.964 07/15/60 286,778
400,000 (a),(b) BLP Commercial Mortgage Trust, Series 2025 IND2, (TSFR1M
+ 2.050%)
5.800 12/15/42 401,363
250,000 (a),(b) BMP 2024-MF23, Series 2024 MF23, (TSFR1M + 2.390%) 7.194 06/15/41 251,064
980,000 (a),(b) BX Commercial Mortgage Trust 2021-21M, Series 2021 21M,
(TSFR1M + 2.285%)
6.607 10/15/36 979,558
1,206,000 (a),(b) BX Commercial Mortgage Trust 2022-AHP, Series 2022 AHP,
(TSFR1M + 2.090%)
5.840 01/17/39 1,205,553
1,113,571 (a),(b) BX Trust 2021-SDMF, Series 2021 SDMF, (TSFR1M + 1.701%) 2.911 09/15/34 1,110,004
1,000,000 (a),(b) BX Trust 2021-VIEW, Series 2021 VIEW, (TSFR1M + 3.714%) 8.036 06/15/36 1,000,004
500,000 (a),(b) BX Trust 2022-LBA6, Series 2022 LBA6, (TSFR1M + 2.000%) 4.845 01/15/39 500,026
598,177 (a),(b) BX Trust 2024-FNX, Series 2024 FNX, (TSFR1M + 2.291%) 6.603 11/15/41 600,800
887,680 (a),(b) BX Trust 2025-LUNR, Series 2025 LUNR, (TSFR1M + 2.000%) 5.750 06/15/40 892,169
200,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 93,538
1,000,000 (a),(b) DBGS 2024-SBL, Series 2024 SBL, (TSFR1M + 2.740%) 7.062 08/15/34 1,002,163
1,000,000 (a),(b) GSAT Trust 2025-BMF, Series 2025 BMF, (TSFR1M + 2.500%) 6.250 07/15/40 1,000,447
1,000,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 6.508 07/13/42 1,026,791
1,000,000 (a),(b) IP 2025-IP Mortgage Trust, Series 2025 IP 5.831 06/10/42 1,019,781
758,190 (a),(b) LBA Trust 2024-7IND, Series 2024 7IND, (TSFR1M + 2.641%) 6.391 10/15/41 760,991
650,000 (a),(b) MHP Commercial Mortgage Trust 2025-MHIL2, Series 2025
MHIL2, (TSFR1M + 2.650%)
6.400 09/15/40 651,718
1,000,000 (a),(b) MILE Trust 2025-STNE, Series 2025 STNE, (TSFR1M + 1.700%) 5.450 07/15/42 1,002,323
300,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 2.394%)
3.673 03/15/39 300,631
1,300,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
8.080 07/15/36 907,022
400,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6.580 07/15/36 326,929
1,000,000 (a),(b) SCG Commercial Mortgage Trust 2025-FLWR, Series 2025
FLWR, (TSFR1M + 1.750%)
5.500 08/15/42 1,002,982
1,000,000 (a),(b) SYCA Commercial Mortgage Trust 2025-WAG, Series 2025
WAG
6.806 11/10/30 1,006,651
1,050,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE, Series 2024
CORE, (TSFR1M + 2.241%)
5.991 11/15/41 1,057,098
1,000,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.292%)
6.042 07/15/37 1,001,641
600,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AURA, Series
2025 AURA, (TSFR1M + 2.292%)
6.042 10/15/42 599,721
535,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6.850 08/15/42 535,247
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $21,995,066) 21,527,055
SHARES DESCRIPTION RATE VALUE
118865403 PREFERRED STOCK - 10.3% 118865403
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 7.5%
309,301 Agree Realty Corp 4.250 5,295,233
107,375 Alpine Income Property Trust Inc 0.000 2,669,342
155,477 American Homes 4 Rent 5.875 3,589,964
87,565 American Homes 4 Rent 6.250 2,128,705
124,131 Armada Hoffler Properties Inc 6.750 2,622,888
79,759 DiamondRock Hospitality Co 8.250 1,993,975
159,795 Digital Realty Trust Inc 5.250 3,309,354
144,462 Digital Realty Trust Inc 5.850 3,448,308
164,970 Digital Realty Trust Inc 5.200 3,376,936
153,547 Federal Realty Investment Trust 5.000 3,086,295
172,590 Kimco Realty Corp 5.250 3,563,984
125,852 Kimco Realty Corp 5.125 2,542,210
16,486 LXP Industrial Trust 6.500 776,491
4,704 Mid-America Apartment Communities Inc 8.500 251,664

Portfolio of Investments December 31, 2025
(continued)
Real Asset Income

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
158,753 National Storage Affiliates Trust 6.000% $ 3,341,751
84,312 Pebblebrook Hotel Trust 6.375 1,576,634
124,599 Pebblebrook Hotel Trust 6.300 2,373,611
101,354 Pebblebrook Hotel Trust 5.700 1,791,939
67,287 Public Storage 4.125 1,102,834
54,195 Public Storage 4.000 862,242
45,837 Public Storage 4.100 745,310
28,481 Public Storage 5.050 574,177
71,720 Public Storage 4.875 1,384,913
23,748 Public Storage 4.700 443,138
69,361 Public Storage 4.750 1,317,859
63,214 Public Storage 4.625 1,169,459
54,552 Public Storage 4.000 870,650
135,428 Regency Centers Corp 5.875 3,056,610
153,061 Regency Centers Corp 6.250 3,606,117
76,309 Rexford Industrial Realty Inc 5.875 1,753,581
182,003 Rexford Industrial Realty Inc 5.625 3,898,504
21,577 RLJ Lodging Trust 1.950 537,267
40,732 Summit Hotel Properties Inc 5.875 737,249
74,470 Summit Hotel Properties Inc 6.250 1,347,907
78,370 Sunstone Hotel Investors Inc 6.125 1,563,482
100,413 Sunstone Hotel Investors Inc 5.700 1,936,967
35,129 UMH Properties Inc 6.375 766,515
172,273 Vornado Realty Trust 5.400 3,044,064
148,116 Vornado Realty Trust 5.250 2,503,160
215,319 Vornado Realty Trust 4.450 3,068,296
171,808 Vornado Realty Trust 5.250 2,912,146
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 86,941,731
FINANCIAL SERVICES - 0.1%
49,287 Brookfield Finance Inc 4.625 811,264
TOTAL FINANCIAL SERVICES 811,264
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
50,559 (c) Brookfield Property Partners LP 6.500 738,161
20,831 Brookfield Property Partners LP 6.375 297,467
66,459 Brookfield Property Partners LP 5.750 883,905
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,919,533
UTILITIES - 2.5%
49,883 BIP Bermuda Holdings I Ltd 5.125 824,566
81,264 Brookfield BRP Holdings Canada Inc 4.625 1,249,840
26,883 Brookfield Infrastructure Finance ULC 5.000 437,924
126,274 Brookfield Infrastructure Partners LP 5.125 2,115,089
41,025 (c) Brookfield Infrastructure Partners LP 5.000 671,989
147,550 Brookfield Renewable Partners LP 5.250 2,692,787
23,707 CMS Energy Corp 5.625 520,606
39,358 CMS Energy Corp 5.875 911,138
39,380 CMS Energy Corp 5.875 891,957
33,686 DTE Energy Co 5.250 712,122
32,405 DTE Energy Co 4.375 552,505
33,080 DTE Energy Co 4.375 567,984
99,697 DTE Energy Co 6.250 2,481,458
74,268 Duke Energy Corp 5.625 1,826,993
88,178 Duke Energy Corp 5.750 2,201,805
57,922 Georgia Power Co 5.000 1,297,453
44,931 SCE Trust VII 7.500 1,135,856
40,585 SCE Trust VIII 6.950 964,705
26,675 Southern Co/The 4.200 473,215
76,650 Southern Co/The 6.500 1,946,910
31,714 Southern Co/The 4.950 641,891
34,881 Southern Co/The 5.250 753,778

See Notes to Financial Statements
SHARES DESCRIPTION RATE VALUE
UTILITIES (continued)
133,025 Xcel Energy Inc 6.250% $ 3,320,304
TOTAL UTILITIES 29,192,875
TOTAL PREFERRED STOCK
(Cost $134,999,100) 118,865,403
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
26936489 VARIABLE RATE SENIOR LOAN INTERESTS - 2.4% 26936489
AUTOMOBILES & COMPONENTS - 0.1%
$ 1,396,500 (a) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 6.466 01/28/32 1,405,444
TOTAL AUTOMOBILES & COMPONENTS 1,405,444
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
2,135,000 (a) Wash Multifamily Parent Inc, Term Loan B, (TSFR1M + 3.250%) 6.966 09/10/32 2,155,902
2,017,703 (a) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6.581 03/27/28 2,025,693
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,181,595
CONSUMER SERVICES - 0.2%
1,899,948 (a) Caesars Entertainment Inc., Term Loan B, (TSFR1M + 2.250%) 5.966 02/06/30 1,889,973
TOTAL CONSUMER SERVICES 1,889,973
MEDIA & ENTERTAINMENT - 0.5%
2,970,000 (a) Charter Communications Operating, LLC, Term Loan B5,
(TSFR3M + 2.250%)
6.235 12/15/31 2,975,569
2,000,000 (a) Sunrise Financing Partnership, Term Loan AAA, (TSFR6M +
2.500%)
6.691 02/17/32 2,009,610
498,737 (a),(h) WideOpenWest Finance LLC, Super Senior 2nd Out Term
Loan, (TBD)
TBD TBD 455,098
TOTAL MEDIA & ENTERTAINMENT 5,440,277
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
1,301,645 (a) Hill Top Energy Center LLC, Term Loan B, (TSFR3M + 3.250%) 6.922 06/28/32 1,315,748
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,315,748
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
750,000 (a) CommScope, Inc., Term Loan, (TSFR1M + 4.750%) 8.466 12/17/29 752,385
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 752,385
TELECOMMUNICATION SERVICES - 0.2%
500,000 (a) Connect Holding II LLC, Delayed Draw Term Loan, (TSFR3M +
4.250%)
7.947 04/03/31 437,032
464,000 (a) GOGO Intermediate Holdings LLC, Term Loan B, (TSFR1M +
3.750%)
7.581 04/28/28 425,430
984,812 (a) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.181 04/15/30 980,730
500,000 (a) Telesat Canada, Term Loan B5, (TSFR3M + 2.750%) 6.834 12/07/26 395,445
TOTAL TELECOMMUNICATION SERVICES 2,238,637
TRANSPORTATION - 0.4%
1,212,719 (a) Genesee & Wyoming Inc. (New), Term Loan B, (TSFR3M +
1.750%)
5.422 04/10/31 1,214,035
2,985,000 (a) NA Rail HoldCo. LLC, Term Loan B, (TSFR3M + 3.000%) 6.738 03/08/32 3,014,850
TOTAL TRANSPORTATION 4,228,885
UTILITIES - 0.5%
2,500,000 (a) Calpine Corporation, Term Loan B10, (TSFR1M + 1.750%) 5.466 01/31/31 2,502,637
992,500 (a) Long Ridge Energy LLC, Term Loan B, (TSFR3M + 4.500%) 8.172 02/19/32 984,436
1,984,061 (a) Vistra Operations Company LLC, First Lien Term Loan B3,
(TSFR1M + 1.750%)
5.466 12/20/30 1,996,472
TOTAL UTILITIES 5,483,545
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $26,873,246) 26,936,489
TOTAL LONG-TERM INVESTMENTS
(Cost $1,078,885,414) 1,132,297,036

Portfolio of Investments December 31, 2025
(continued)
Real Asset Income

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.4%
16,030,145 (i) State Street Navigator Securities Lending Government Money
Market Portfolio
3.830%(j) $ 16,030,145
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $16,030,145) 16,030,145
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%
7,275,000 REPURCHASE AGREEMENTS - 0.6% 7,275,000
$ 7,275,000 (k) Fixed Income Clearing Corporation 3.780 01/02/26 7,275,000
TOTAL REPURCHASE AGREEMENTS
(Cost $7,275,000) 7,275,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,275,000) 7,275,000
TOTAL INVESTMENTS - 100.4%
(Cost $1,102,190,559) 1,155,602,181
OTHER ASSETS & LIABILITIES, NET -  (0.4)% (4,778,053)
NET ASSETS - 100% $ 1,150,824,128
ADR American Depositary Receipt
CAD Canadian Dollar
EUR Euro
GBP Pound Sterling
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
REIT Real Estate Investment Trust
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $216,739,700 or 18.8% of Total Investments.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $14,942,717.
(d) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(e) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(f) Perpetual security. Maturity date is not applicable.
(g) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
14.6% of Total Investments.
(h) When-issued or delayed delivery security.
(i) Investments made with cash collateral received from securities on loan.
(j) The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Fixed Income Clearing Corporation, 3.780% dated 12/31/25 to be repurchased at $7,276,528 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 10/31/30, valued at $7,420,564.

See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra 10-Year Note (105) 3/26 $ (12,113,962) $ (12,076,641) $ 37,321

Portfolio of Investments December 31, 2025
Real Estate Securities
See Notes to Financial Statements
g
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.6%
749629907 COMMON STOCKS - 98.6% 749629907
DATA CENTER REITS - 11.2%
245,520 Digital Realty Trust Inc $ 37,984,399
61,358 Equinix Inc 47,010,045
TOTAL DATA CENTER REITS 84,994,444
DIVERSIFIED REITS - 2.9%
517,273 Broadstone Net Lease Inc 8,985,032
201,180 Essential Properties Realty Trust Inc 5,966,999
112,731 WP Carey Inc 7,255,367
TOTAL DIVERSIFIED REITS 22,207,398
HEALTH CARE FACILITIES - 1.4%
745,828 Chartwell Retirement Residences 10,922,111
TOTAL HEALTH CARE FACILITIES 10,922,111
HEALTH CARE REITS - 16.2%
24,151 Alexandria Real Estate Equities Inc 1,181,950
490,712 CareTrust REIT Inc 17,744,146
424,306 Sabra Health Care REIT Inc 8,036,356
302,249 Ventas Inc 23,388,028
393,591 Welltower Inc 73,054,425
TOTAL HEALTH CARE REITS 123,404,905
HOTEL & RESORT REITS - 0.5%
26,214 Ryman Hospitality Properties Inc 2,480,368
126,387 Sunstone Hotel Investors Inc 1,129,900
TOTAL HOTEL & RESORT REITS 3,610,268
HOTELS, RESORTS & CRUISE LINES - 0.5%
12,589 Marriott International Inc/MD, Class A 3,905,611
TOTAL HOTELS, RESORTS & CRUISE LINES 3,905,611
INDUSTRIAL REITS - 13.8%
107,288 EastGroup Properties Inc 19,112,284
149,824 First Industrial Realty Trust Inc 8,580,421
172,563 Lineage Inc 6,039,705
34,376 LXP Industrial Trust 1,704,362
503,184 Prologis Inc 64,236,469
118,376 Rexford Industrial Realty Inc 4,583,519
13,192 STAG Industrial Inc 484,938
TOTAL INDUSTRIAL REITS 104,741,698
MULTI-FAMILY RESIDENTIAL REITS - 9.9%
65,943 AvalonBay Communities Inc 11,956,126
87,763 Camden Property Trust 9,660,951
396,707 Equity Residential 25,008,409
46,541 Essex Property Trust Inc 12,178,849
256,111 GO Residential Real Estate Investment Trust 3,001,621
75,992 Mid-America Apartment Communities Inc 10,556,049
195,639 Veris Residential Inc 2,911,108
TOTAL MULTI-FAMILY RESIDENTIAL REITS 75,273,113
OFFICE REITS - 2.8%
153,945 COPT Defense Properties 4,279,671
207,649 Douglas Emmett Inc 2,282,062
282,027 Empire State Realty Trust Inc, Class A 1,838,816
198,755 Highwoods Properties Inc 5,131,854
163,532 SL Green Realty Corp 7,501,213
TOTAL OFFICE REITS 21,033,616
OTHER SPECIALIZED REITS - 8.5%
79,021 EPR Properties 3,943,148
225,538 Four Corners Property Trust Inc 5,200,906
406,365 Gaming and Leisure Properties Inc 18,160,452
310,895 Iron Mountain Inc 25,788,740
27,488 Lamar Advertising Co, Class A 3,479,431

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
OTHER SPECIALIZED REITS (continued)
274,056 VICI Properties Inc $ 7,706,455
TOTAL OTHER SPECIALIZED REITS 64,279,132
REAL ESTATE SERVICES - 0.8%
39,496 (a) CBRE Group Inc, Class A 6,350,562
TOTAL REAL ESTATE SERVICES 6,350,562
RETAIL REITS - 13.3%
267,385 Acadia Realty Trust 5,492,088
130,011 Agree Realty Corp 9,364,692
418,095 Brixmor Property Group Inc 10,962,451
87,296 Curbline Properties Corp 2,026,140
726,885 Kimco Realty Corp 14,733,959
212,499 Macerich Co/The 3,922,731
327,065 NETSTREIT Corp 5,769,427
119,606 NNN REIT Inc 4,739,986
137,545 Realty Income Corp 7,753,412
114,134 Regency Centers Corp 7,878,670
139,510 Simon Property Group Inc 25,824,696
133,353 SITE Centers Corp 856,126
109,367 Urban Edge Properties 2,098,753
TOTAL RETAIL REITS 101,423,131
SELF-STORAGE REITS - 6.1%
135,582 CubeSmart 4,887,731
146,902 Extra Space Storage Inc 19,129,579
65,136 Public Storage 16,902,792
172,298 Smartstop Self Storage REIT Inc 5,330,900
TOTAL SELF-STORAGE REITS 46,251,002
SINGLE-FAMILY RESIDENTIAL REITS - 4.7%
137,778 American Homes 4 Rent, Class A 4,422,674
627,680 Invitation Homes Inc 17,443,227
110,174 Sun Communities Inc 13,651,660
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 35,517,561
TELECOM TOWER REITS - 5.8%
107,257 American Tower Corp 18,831,112
288,720 Crown Castle Inc 25,658,546
TOTAL TELECOM TOWER REITS 44,489,658
TIMBER REITS - 0.2%
51,739 Weyerhaeuser Co 1,225,697
TOTAL TIMBER REITS 1,225,697
TOTAL COMMON STOCKS
(Cost $533,936,904) 749,629,907
TOTAL LONG-TERM INVESTMENTS
(Cost $533,936,904) 749,629,907
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
3,000,000 REPURCHASE AGREEMENTS - 0.4% 3,000,000
$ 3,000,000 (b) Fixed Income Clearing Corporation 3.780% 01/02/26 3,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $3,000,000) 3,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,000,000) 3,000,000
TOTAL INVESTMENTS - 99.0%
(Cost $536,936,904) 752,629,907
OTHER ASSETS & LIABILITIES, NET -  1.0% 7,848,080
NET ASSETS - 100% $ 760,477,987

Portfolio of Investments December 31, 2025
(continued)
Real Estate Securities

See Notes to Financial Statements
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 3.780% dated 12/31/25 to be repurchased at $3,000,630 on 1/2/26, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 10/31/30, valued at $3,060,051.

Statement of Assets and Liabilities
See Notes to Financial Statements

December 31, 2025
Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
ASSETS
Long-term investments, at value
†‡
$ 475,059,740 $ 45,874,827 $ 1,132,297,036 $ 749,629,907
Investments purchased with collateral from securities lending, at value (cost approximates value) 2,505,518 – 16,030,145 –
Short-term investments, at value
◊
1,925,000 375,000 7,275,000 3,000,000
Cash 75,112 20,032 4,875,238 97,897
Cash denominated in foreign currencies
^
632,324 3,292 50,779 68,256
Cash collateral at broker for investments in futures contracts
(1)
– – 267,761 –
Receivables:
Dividends 900,704 160,478 2,538,850 2,986,486
Interest 202 39 6,575,551 315
Investments sold 1,397,867 48,320 902,475 8,894,779
Reclaims 212,688 16,606 645,435 22,435
Reimbursement from Adviser 96,770 33,678 156,346 364,470
Shares sold 2,387,589 – 1,098,232 449,873
Variation margin on futures contracts – – 19,688 –
Other 77,706 11,964 108,871 184,204
Total assets 485,271,220 46,544,236 1,172,841,407 765,698,622
LIABILITIES
Payables:
Management fees 370,700 35,777 708,263 527,979
Collateral from securities lending 2,505,518 – 16,030,145 –
Dividends – – 241,447 –
Capital gain taxes 64,523 – – –
Interest 88 9 212 178
Investments purchased - regular settlement 717,977 67,040 1,636,541 1,775,429
Investments purchased - when-issued/delayed-delivery settlement – – 458,838 –
Shares redeemed 1,137,552 180 2,123,064 2,244,554
Accrued expenses:
Custodian fees 169,304 114,669 285,391 91,062
Directors/Trustees fees 27,862 972 60,790 153,967
Professional fees 8,174 5,909 25,489 21,051
Shareholder reporting expenses 15,155 13,804 181,556 50,624
Shareholder servicing agent fees 103,660 1,754 209,695 335,152
12b-1 distribution and service fees 15,948 226 46,526 20,639
Other – 65 9,322 –
Total liabilities 5,136,461 240,405 22,017,279 5,220,635
Net assets $ 480,134,759 $ 46,303,831 $ 1,150,824,128 $ 760,477,987
NET ASSETS CONSIST OF:
Paid-in capital $ 355,243,995 $ 44,736,332 $ 1,358,354,598 $ 548,897,159
Total distributable earnings (loss) 124,890,764 1,567,499 (207,530,470) 211,580,828
Net assets $ 480,134,759 $ 46,303,831 $ 1,150,824,128 $ 760,477,987
†
   Long-term investments, cost $ 351,465,539 $ 39,157,147 $ 1,078,885,414 $ 533,936,904
◊
   Short-term investments, cost $ 1,925,000 $ 375,000 $ 7,275,000 $ 3,000,000
‡ Includes securities loaned of $ 2,371,964 $ — $ 14,942,717 $ —
^
   Cash denominated in foreign currencies, cost $ 633,135 $ 3,293 $ 51,115 $ 68,169
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Global
Infrastructure
Global Real
Estate Securities
Real Asset
Income
Real Estate
Securities
CLASS A:
Net assets $ 51,753,080 $ 790,670 $ 130,389,512 $ 90,384,787
Shares outstanding 4,286,062 41,415 5,863,156 6,407,115
Net asset value ("NAV") per share $ 12.07 $ 19.09 $ 22.24 $ 14.11
Maximum sales charge 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 12.81 $ 20.25 $ 23.60 $ 14.97
CLASS C:
Net assets $ 5,811,307 $ 68,024 $ 21,613,884 $ 1,351,656
Shares outstanding 491,288 3,566 971,407 100,658
NAV and offering price per share $ 11.83 $ 19.08 $ 22.25 $ 13.43
CLASS R6:
Net assets $ 97,173,330 $ 41,751,389 $ 232,249,371 $ 227,639,265
Shares outstanding 8,060,682 2,187,651 10,376,020 15,418,867
NAV and offering price per share $ 12.06 $ 19.09 $ 22.38 $ 14.76
CLASS I:
Net assets $ 325,397,042 $ 3,693,748 $ 766,571,361 $ 441,102,279
Shares outstanding 27,072,696 193,590 34,460,344 30,460,653
NAV and offering price per share $ 12.02 $ 19.08 $ 22.25 $ 14.48
Authorized shares - per class 2 billion Unlimited 2 billion 2 billion
Par value per share $ 0.0001 $ 0.01 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Year Ended December 31, 2025
Global
Infrastructure
Global Real Estate
Securities Real Asset Income
Real Estate
Securities
INVESTMENT INCOME
Affiliated income $ 287,707 $ 47,814 $ 769,716 $ 1,187,288
Dividends 16,109,132 1,494,622 36,705,993 27,866,717
Interest 226,420 18,295 28,429,378 376,428
Securities lending income, net 12,075 234 139,020 —
Tax withheld (76,529) (58,433) (1,313,057) (27,376)
Total investment income 16,558,805 1,502,532 64,731,050 29,403,057
EXPENSES
– – – –
Management fees 4,209,030 412,863 8,123,617 7,135,019
12b-1 service fees - Class A 125,565 2,043 332,147 247,257
12b-1 distribution and service fees - Class C 60,993 664 280,688 18,608
Shareholder servicing agent fees - Class A 41,487 983 155,621 217,827
Shareholder servicing agent fees - Class C 5,045 80 33,030 4,103
Shareholder servicing agent fees - Class R6 8,085 2,544 34,878 22,778
Shareholder servicing agent fees - Class I 267,044 4,556 854,033 1,216,953
Interest expense 731 42 4,845 1,676
Directors/Trustees fees 16,156 1,585 39,135 31,089
Custodian expenses 134,128 95,154 238,903 92,207
Registration fees 67,918 65,503 106,395 75,081
Professional fees 184,547 79,753 190,547 80,272
Shareholder reporting expenses 33,486 26,988 291,749 153,817
Other 53,969 11,958 11,245 10,241
Total expenses before fee waiver/expense reimbursement 5,208,184 704,716 10,696,833 9,306,928
Fee waiver/expense reimbursement (573,339) (272,030) (193,485) (1,127,077)
Net expenses 4,634,845 432,686 10,503,348 8,179,851
Net investment income (loss) 11,923,960 1,069,846 54,227,702 21,223,206
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 45,766,622 291,913 22,502,706 55,978,606
Futures contracts — — 356,760 —
Foreign currency transactions 75,400 4,581 351,575 1,511
Net realized gain (loss) 45,842,022 296,494 23,211,041 55,980,117
Change in unrealized appreciation (depreciation) on:
Investments ** 18,860,047 2,758,044 44,115,254 (54,518,128)
Futures contracts — — (703,240) —
Foreign currency translations 33,814 13,274 207,270 (86)
Net change in unrealized appreciation (depreciation) 18,893,861 2,771,318 43,619,284 (54,518,214)
Net realized and unrealized gain (loss) 64,735,883 3,067,812 66,830,325 1,461,903
Net increase (decrease) in net assets from operations $ 76,659,843 $ 4,137,658 $ 121,058,027 $ 22,685,109
**
   Net of change in foreign capital gains tax
$ 34,540 $ — $ — $ —

Statement of Changes in Net Assets
See Notes to Financial Statements

Global Infrastructure Global Real Estate Securities
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
OPERATIONS
Net investment income (loss) $ 11,923,960 $ 11,636,809 $ 1,069,846 $ 896,213
Net realized gain (loss) 45,842,022 31,530,956 296,494 951,309
Net change in unrealized appreciation (depreciation) 18,893,861 6,085,588 2,771,318 (1,503,311)
Net increase (decrease) in net assets from operations 76,659,843 49,253,353 4,137,658 344,211
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (4,813,929) (3,257,073) (24,350) (23,292)
Class C (513,884) (416,631) (1,508) (1,177)
Class R6 (9,546,461) (5,833,578) (1,383,831) (1,306,482)
Class I (32,130,250) (24,931,069) (126,023) (83,874)
Return of Capital:
Class A — — — (348)
Class C — — — (22)
Class R6 — — — (17,497)
Class I — — — (1,095)
Total distributions (47,004,524) (34,438,351) (1,535,712) (1,433,787)
FUND SHARE TRANSACTIONS
Subscriptions 107,788,062 58,571,072 2,574,407 1,234,328
Reinvestments of distributions 36,579,271 24,728,866 176,133 126,227
Redemptions (157,149,589) (109,408,532) (1,665,092) (689,362)
Net increase (decrease) from Fund share transactions (12,782,256) (26,108,594) 1,085,448 671,193
Net increase (decrease) in net assets 16,873,063 (11,293,592) 3,687,394 (418,383)
Net assets at the beginning of period 463,261,696 474,555,288 42,616,437 43,034,820
Net assets at the end of period $ 480,134,759 $ 463,261,696 $ 46,303,831 $ 42,616,437

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

Real Asset Income Real Estate Securities
Year Ended
12/31/25
Year Ended
12/31/24
Year Ended
12/31/25
Year Ended
12/31/24
OPERATIONS
Net investment income (loss) $ 54,227,702 $ 50,826,542 $ 21,223,206 $ 16,602,917
Net realized gain (loss) 23,211,041 17,920,929 55,980,117 59,133,437
Net change in unrealized appreciation (depreciation) 43,619,284 1,343,767 (54,518,214) (15,617,539)
Net increase (decrease) in net assets from operations 121,058,027 70,091,238 22,685,109 60,118,815
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (7,069,118) (6,653,431) (5,097,772) (8,824,499)
Class C (1,230,585) (1,947,060) (77,396) (187,933)
Class R6 (12,858,555) (9,770,976) (14,542,208) (21,777,545)
Class I (41,052,956) (34,071,957) (27,623,311) (53,231,243)
Return of Capital:
Class A (476,975) (56,082) — (925,438)
Class C (100,856) (19,521) — (23,905)
Class R6 (803,719) (76,251) — (2,104,277)
Class I (2,619,694) (273,533) — (4,679,522)
Total distributions (66,212,458) (52,868,811) (47,340,687) (91,754,362)
FUND SHARE TRANSACTIONS
Subscriptions 190,001,603 249,378,073 151,033,137 347,178,436
Reinvestments of distributions 62,956,012 50,841,248 41,594,023 76,569,971
Redemptions (250,054,844) (316,456,732) (440,938,560) (355,168,719)
Net increase (decrease) from Fund share transactions 2,902,771 (16,237,411) (248,311,400) 68,579,688
Net increase (decrease) in net assets 57,748,340 985,016 (272,966,978) 36,944,141
Net assets at the beginning of period 1,093,075,788 1,092,090,772 1,033,444,965 996,500,824
Net assets at the end of period $ 1,150,824,128 $ 1,093,075,788 $ 760,477,987 $ 1,033,444,965

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Global Infrastructure
Class
A
12/31/25
$ 11.28 $ 0.29 $ 1.70 $ 1.99 $ (0.27) $ (0.93) $ — $ (1.20) $ 12.07
12/31/24
10.94 0.25 0.93 1.18 (0.26) (0.58) — (0.84) 11.28
12/31/23
10.31 0.22 0.66 0.88 (0.24) — (0.01) (0.25) 10.94
12/31/22
11.69 0.13 (0.88) (0.75) (0.25) (0.38) — (0.63) 10.31
12/31/21
10.97 0.19 1.37 1.56 (0.20) (0.64) — (0.84) 11.69
Class
C
12/31/25
11.07 0.19 1.68 1.87 (0.18) (0.93) — (1.11) 11.83
12/31/24
10.75 0.17 0.91 1.08 (0.18) (0.58) — (0.76) 11.07
12/31/23
10.13 0.13 0.65 0.78 (0.15) — (0.01) (0.16) 10.75
12/31/22
11.50 0.04 (0.87) (0.83) (0.16) (0.38) — (0.54) 10.13
12/31/21
10.87 0.10 1.35 1.45 (0.18) (0.64) — (0.82) 11.50
Class
R6
12/31/25
11.26 0.33 1.71 2.04 (0.31) (0.93) — (1.24) 12.06
12/31/24
10.92 0.29 0.93 1.22 (0.30) (0.58) — (0.88) 11.26
12/31/23
10.29 0.25 0.66 0.91 (0.27) — (0.01) (0.28) 10.92
12/31/22
11.68 0.16 (0.89) (0.73) (0.28) (0.38) — (0.66) 10.29
12/31/21
10.96 0.23 1.37 1.60 (0.24) (0.64) — (0.88) 11.68
Class
I
12/31/25
11.23 0.32 1.70 2.02 (0.30) (0.93) — (1.23) 12.02
12/31/24
10.90 0.28 0.92 1.20 (0.29) (0.58) — (0.87) 11.23
12/31/23
10.26 0.24 0.67 0.91 (0.26) — (0.01) (0.27) 10.90
12/31/22
11.65 0.16 (0.90) (0.74) (0.27) (0.38) — (0.65) 10.26
12/31/21
10.93 0.22 1.37 1.59 (0.23) (0.64) — (0.87) 11.65
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
17.69% $ 51,753 1.33% 1.21% 2.32% 95%
10.74 45,733 1.34 1.21 2.22 83
8.51 47,992 1.31 1.22 2.05 90
(6.28) 47,824 1.34 1.22 1.18 121
14.44 52,495 1.32 1.21 1.66 128
16.88 5,811 2.08 1.96 1.55 95
9.90 6,430 2.09 1.96 1.49 83
7.74 7,998 2.06 1.97 1.29 90
(7.04) 10,463 2.09 1.97 0.40 121
13.58 14,905 2.07 1.96 0.89 128
18.16 97,173 1.00 0.88 2.65 95
11.09 77,562 1.02 0.89 2.53 83
8.87 71,444 0.99 0.90 2.37 90
(6.06) 76,161 1.02 0.90 1.45 121
14.84 133,575 0.99 0.88 2.00 128
18.05 325,397 1.08 0.96 2.54 95
10.94 333,536 1.09 0.96 2.48 83
8.90 347,121 1.06 0.97 2.30 90
(6.15) 371,573 1.09 0.97 1.40 121
14.78 471,885 1.07 0.96 1.89 128

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Global Real Estate Securities
Class
A
12/31/25
$ 18.02 $ 0.37 $ 1.27 $ 1.64 $ (0.57) $ — $ — $ (0.57) $ 19.09
12/31/24
18.48 0.32 (0.23) 0.09 (0.54) — (0.01) (0.55) 18.02
12/31/23
17.10 0.46 1.42 1.88 (0.50) — — (0.50) 18.48
12/31/22
24.08 0.37 (6.42) (6.05) (0.47) (0.32) (0.14) (0.93) 17.10
12/31/21
21.25 0.54 5.32 5.86 (1.08) (1.95) — (3.03) 24.08
Class
C
12/31/25
18.01 0.23 1.26 1.49 (0.42) — — (0.42) 19.08
12/31/24
18.47 0.18 (0.23) (0.05) (0.40) — (0.01) (0.41) 18.01
12/31/23
17.09 0.32 1.43 1.75 (0.37) — — (0.37) 18.47
12/31/22
24.06 0.21 (6.40) (6.19) (0.32) (0.32) (0.14) (0.78) 17.09
12/31/21
21.25 0.35 5.31 5.66 (0.90) (1.95) — (2.85) 24.06
Class
R6
12/31/25
18.01 0.44 1.28 1.72 (0.64) — — (0.64) 19.09
12/31/24
18.48 0.38 (0.24) 0.14 (0.60) — (0.01) (0.61) 18.01
12/31/23
17.10 0.50 1.44 1.94 (0.56) — — (0.56) 18.48
12/31/22
24.09 0.37 (6.36) (5.99) (0.54) (0.32) (0.14) (1.00) 17.10
12/31/21
21.27 0.56 5.38 5.94 (1.17) (1.95) — (3.12) 24.09
Class
I
12/31/25
18.01 0.43 1.25 1.68 (0.61) — — (0.61) 19.08
12/31/24
18.47 0.38 (0.25) 0.13 (0.58) — (0.01) (0.59) 18.01
12/31/23
17.09 0.49 1.43 1.92 (0.54) — — (0.54) 18.47
12/31/22
24.07 0.39 (6.39) (6.00) (0.52) (0.32) (0.14) (0.98) 17.09
12/31/21
21.25 0.59 5.32 5.91 (1.14) (1.95) — (3.09) 24.07
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
9.13% $ 791 1.89% 1.30% 1.99% 90%
0.47 803 1.94 1.30 1.76 72
11.22 792 1.83 1.30 2.67 81
(25.09) 482 2.14 1.30 1.90 102
28.21 254 1.89 1.29 2.19 130
8.33 68 2.64 2.05 1.25 90
(0.27) 64 2.69 2.05 0.98 72
10.40 55 2.58 2.05 1.85 81
(25.66) 47 2.89 2.05 1.07 102
27.16 53 2.64 2.04 1.44 130
9.59 41,751 1.52 0.93 2.36 90
0.76 39,080 1.62 0.98 2.08 72
11.61 39,977 1.49 0.96 2.91 81
(24.84) 37,200 1.79 0.95 1.86 102
28.57 73,585 1.54 0.94 2.33 130
9.40 3,694 1.64 1.05 2.31 90
0.72 2,669 1.69 1.05 2.07 72
11.50 2,212 1.58 1.05 2.86 81
(24.90) 1,767 1.89 1.05 1.94 102
28.48 2,091 1.64 1.04 2.45 130

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Real Asset Income
Class
A
12/31/25
$ 21.16 $ 1.02 $ 1.31 $ 2.33 $ (1.17) $ — $ (0.08) $ (1.25) $ 22.24
12/31/24
20.77 0.96 0.42 1.38 (0.98) — (0.01) (0.99) 21.16
12/31/23
20.18 0.93 0.66 1.59 (1.00) — — (1.00) 20.77
12/31/22
24.07 0.91 (3.75) (2.84) (0.91) — (0.14) (1.05) 20.18
12/31/21
22.75 1.05 1.54 2.59 (1.27) — — (1.27) 24.07
Class
C
12/31/25
21.17 0.84 1.33 2.17 (1.01) — (0.08) (1.09) 22.25
12/31/24
20.79 0.79 0.42 1.21 (0.82) — (0.01) (0.83) 21.17
12/31/23
20.19 0.77 0.67 1.44 (0.84) — — (0.84) 20.79
12/31/22
24.07 0.74 (3.74) (3.00) (0.74) — (0.14) (0.88) 20.19
12/31/21
22.76 0.86 1.55 2.41 (1.10) — — (1.10) 24.07
Class
R6
12/31/25
21.29 1.10 1.33 2.43 (1.26) — (0.08) (1.34) 22.38
12/31/24
20.91 1.04 0.41 1.45 (1.06) — (0.01) (1.07) 21.29
12/31/23
20.30 1.01 0.67 1.68 (1.07) — — (1.07) 20.91
12/31/22
24.21 0.98 (3.77) (2.79) (0.98) — (0.14) (1.12) 20.30
12/31/21
22.87 1.13 1.56 2.69 (1.35) — — (1.35) 24.21
Class
I
12/31/25
21.16 1.07 1.33 2.40 (1.23) — (0.08) (1.31) 22.25
12/31/24
20.77 1.01 0.42 1.43 (1.03) — (0.01) (1.04) 21.16
12/31/23
20.18 0.98 0.65 1.63 (1.04) — — (1.04) 20.77
12/31/22
24.07 0.97 (3.76) (2.79) (0.96) — (0.14) (1.10) 20.18
12/31/21
22.75 1.10 1.55 2.65 (1.33) — — (1.33) 24.07
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
11.23% $ 130,390 1.17% 1.16% 4.64% 74%
6.83 131,917 1.18 1.16 4.54 82
8.13 148,967 1.18 1.16 4.64 60
(12.00) 154,979 1.17 1.16 4.18 73
11.60 192,591 1.14 1.14 4.42 73
10.41 21,614 1.92 1.91 3.85 74
5.98 36,758 1.93 1.91 3.77 82
7.36 61,250 1.93 1.91 3.83 60
(12.64) 91,024 1.92 1.91 3.40 73
10.75 134,834 1.89 1.89 3.62 73
11.63 232,249 0.82 0.81 5.00 74
7.13 207,176 0.83 0.81 4.90 82
8.56 181,053 0.83 0.81 5.01 60
(11.72) 161,185 0.82 0.81 4.45 73
11.99 252,907 0.80 0.80 4.75 73
11.55 766,571 0.92 0.91 4.89 74
7.07 717,225 0.93 0.91 4.81 82
8.38 700,821 0.93 0.91 4.87 60
(11.77) 798,370 0.92 0.91 4.43 73
11.88 976,385 0.89 0.89 4.64 73

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Real Estate Securities
Class
A
12/31/25
$ 14.56 $ 0.30 $ 0.04 $ 0.34 $ (0.42) $ (0.37) $ — $ (0.79) $ 14.11
12/31/24
15.02 0.20 0.69 0.89 (0.38) (0.85) (0.12) (1.35) 14.56
12/31/23
13.95 0.34 1.19 1.53 (0.35) (0.11) — (0.46) 15.02
12/31/22
22.36 0.25 (5.82) (5.57) (0.74) (2.10) — (2.84) 13.95
12/31/21
18.40 0.23 7.12 7.35 (0.33) (3.06) — (3.39) 22.36
Class
C
12/31/25
13.88 0.17 0.04 0.21 (0.29) (0.37) — (0.66) 13.43
12/31/24
14.36 0.07 0.67 0.74 (0.25) (0.85) (0.12) (1.22) 13.88
12/31/23
13.33 0.20 1.17 1.37 (0.23) (0.11) — (0.34) 14.36
12/31/22
21.51 0.09 (5.58) (5.49) (0.59) (2.10) — (2.69) 13.33
12/31/21
17.80 0.03 6.90 6.93 (0.16) (3.06) — (3.22) 21.51
Class
R6
12/31/25
15.21 0.39 0.03 0.42 (0.50) (0.37) — (0.87) 14.76
12/31/24
15.65 0.27 0.72 0.99 (0.46) (0.85) (0.12) (1.43) 15.21
12/31/23
14.53 0.41 1.24 1.65 (0.42) (0.11) — (0.53) 15.65
12/31/22
23.15 0.33 (6.03) (5.70) (0.82) (2.10) — (2.92) 14.53
12/31/21
18.98 0.32 7.34 7.66 (0.43) (3.06) — (3.49) 23.15
Class
I
12/31/25
14.94 0.34 0.04 0.38 (0.47) (0.37) — (0.84) 14.48
12/31/24
15.39 0.26 0.69 0.95 (0.43) (0.85) (0.12) (1.40) 14.94
12/31/23
14.29 0.38 1.23 1.61 (0.40) (0.11) — (0.51) 15.39
12/31/22
22.83 0.28 (5.93) (5.65) (0.79) (2.10) — (2.89) 14.29
12/31/21
18.74 0.27 7.27 7.54 (0.39) (3.06) — (3.45) 22.83
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
(c)
NII
(Loss)
(c)
Portfolio
Turnover
Rate
2.32% $ 90,385 1.30% 1.18% 2.08% 69%
5.78 107,921 1.30 1.19 1.33 62
11.22 124,579 1.31 1.22 2.39 72
(24.87) 131,155 1.30 1.22 1.34 78
40.98 207,384 1.28 1.24 1.05 101
1.53 1,352 2.05 1.93 1.25 69
4.97 2,452 2.05 1.94 0.49 62
10.46 3,713 2.06 1.97 1.47 72
(25.45) 6,377 2.05 1.97 0.56 78
39.85 12,195 2.03 2.00 0.16 101
2.75 227,639 0.84 0.72 2.55 69
6.20 265,665 0.90 0.79 1.70 62
11.66 322,442 0.93 0.84 2.80 72
(24.59) 313,047 0.93 0.85 1.70 78
41.48 556,126 0.89 0.85 1.46 101
2.52 441,102 1.05 0.93 2.26 69
6.05 657,407 1.05 0.94 1.68 62
11.51 545,767 1.06 0.97 2.62 72
(24.70) 600,459 1.05 0.97 1.48 78
41.32 1,476,888 1.03 0.99 1.23 101

Notes to Financial Statements
1. General Information
Trust and Fund Information:
Nuveen Investment Funds, Inc. and Nuveen Investment Trust V (each a “Trust” and collectively, the “Trusts”), are open-
end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) as amended. Nuveen Investment
Funds, Inc. is comprised of Nuveen Global Infrastructure Fund (“Global Infrastructure”), Nuveen Real Asset Income Fund (“Real Asset Income”) and
Nuveen Real Estate Securities Fund (“Real Estate Securities”), among others, and Nuveen Investment Trust V is comprised of Nuveen Global Real
Estate Securities Fund (“Global Real Estate Securities”), among others, (each a “Fund” and collectively, the “Funds”). Nuveen Investment Funds, Inc.
was incorporated in the State of Maryland on August 20, 1987 and Nuveen Investment Trust V was organized as a Massachusetts business trust on
September 27, 2006.
Current Fiscal Period
: The end of the reporting period for the Funds is December 31, 2025, and the period covered by these Notes to Financial
Statements is the fiscal year ended December 31, 2025 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and
Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
Neither Trust pays compensation directly to those of its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Funds’ Board of Directors/Trustees (the ’’Board’’) has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Funds invest, most notably real estate investment trust (“REIT”)
securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Funds’ ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the current calendar year end.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period Global Infrastructure, Global Real Estate Securities and Real Asset Income are invested in non-U.S. securities.
The percentage of investments in non-U.S. securities for Global Infrastructure and Global Real Estate Securities are included within each Fund’s
Portfolio of Investments. As of the end of the reporting period, the percentage of investments in non-U.S. securities for Real Asset Income are as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest, paydown gains and losses and fee income, if any.
PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees, when applicable.
Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations:
Income and expenses of Global Infrastructure, Global Real Estate Securities and Real Estate Securities that are not directly attributable to a specific class of shares are prorated among the classes of each Fund based on the relative net assets of each class.
Income and expenses of Real Asset Income that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets for Global Infrastructure,
Global Real Estate Securities and Real Estate Securities and relative settled shares for Real Asset Income.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Real Asset Income Value
% of Total
Investments
Country:
Canada $ 114,177,427 9.9%
United Kingdom 61,408,781 5.3
Italy 29,086,026 2.5
France 29,006,076 2.5
Singapore 20,517,882 1.8
Australia 19,211,763 1.7
Japan 17,528,233 1.5
Mexico 14,626,311 1.3
Hong Kong 12,674,956 1.1
Other 41,829,909 3.6
Total non-U.S. Securities $360,067,364 31.2%

Notes to Financial Statements
(continued)
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”).
Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance.  See Note 7 for more information.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers,

evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Global Infrastructure
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 325,511,883 $ 148,030,645 $ – $ 473,542,528
Investment Companies 1,517,212 – – 1,517,212
Investments Purchased with Collateral from Securities
Lending 2,505,518 – – 2,505,518
Short-Term Investments:
Repurchase Agreements – 1,925,000 – 1,925,000
Total $ 329,534,613 $ 149,955,645 $ – $ 479,490,258
Global Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 30,537,187 $ 15,337,640 $ – $ 45,874,827
Short-Term Investments:
Repurchase Agreements – 375,000 – 375,000
Total $ 30,537,187 $ 15,712,640 $ – $ 46,249,827
Real Asset Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed Securities $ – $ 1,003,568 $ – $ 1,003,568
Common Stocks 387,156,297 177,342,485 – 564,498,782
Convertible Preferred Securities 24,595,171 – – 24,595,171
Corporate Bonds – 368,729,297 – 368,729,297
Investment Companies 6,141,271 – – 6,141,271
Mortgage-Backed Securities – 21,527,055 – 21,527,055
Preferred Stock 118,865,403 – – 118,865,403
Variable Rate Senior Loan Interests – 26,936,489 – 26,936,489
Investments Purchased with Collateral from Securities
Lending 16,030,145 – – 16,030,145
Short-Term Investments:
Repurchase Agreements – 7,275,000 – 7,275,000
Investments in Derivatives:
Futures Contracts* 37,321 – – 37,321
Total $ 552,825,608 $ 602,813,894 $ – $ 1,155,639,502

Notes to Financial Statements
(continued)
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds' custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Real Estate Securities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 749,629,907 $ – $ – $ 749,629,907
Short-Term Investments:
Repurchase Agreements – 3,000,000 – 3,000,000
Total $ 749,629,907 $ 3,000,000 $ – $ 752,629,907
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
Global Infrastructure Fixed Income Clearing Corporation $ 1,925,000 $ (1,963,717)
Global Real Estate Securities Fixed Income Clearing Corporation 375,000 (382,585)
Real Asset Income Fixed Income Clearing Corporation 7,275,000 (7,420,564)
Real Estate Securities Fixed Income Clearing Corporation 3,000,000 (3,060,051)
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Global Infrastructure $2,371,964 $– $2,505,518
Real Asset Income 8,391,437 6,551,280 16,030,145
*May include cash and investment of cash collateral.

Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Futures Contracts:
During the current fiscal period, Real Asset Income used interest rate futures to partially hedge the portfolio against movements in interest rates.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-
to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of
Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the current fiscal period, the following Fund has invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows:
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Global Infrastructure
$ 442,835,160 $ 492,390,506
Global Real Estate Securities
41,106,237 40,326,910
Real Asset Income
808,977,972 812,098,371
Real Estate Securities
623,742,885 888,579,875
Fund
Average Notional Amount of Futures
Contracts Outstanding
*
Real Asset Income $ 16,074,841
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Real Asset Income
Futures Contracts Interest rate Unrealized appreciation on
futures contracts
*
$ 37,321 - $ –
1 1 1 1 1 1 1 1
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying
Statement of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

Notes to Financial Statements
(continued)
During the current fiscal period, the effect of derivative contracts on the Fund's Statement of Operations was as follows:
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Real Asset Income
Futures contracts Interest rate $ 356,760 $ (703,240)
Year Ended
12/31/25
Year Ended
12/31/24
Global Infrastructure Shares Value Shares Value
Subscriptions:
Class A 619,900 $7,745,392 378,914 $4,376,216
Class A - automatic conversion of Class C 131 1,529 — —
Class C 112,733 1,385,593 74,979 805,990
Class R6 1,153,310 14,052,332 544,791 6,365,682
Class I 6,769,608 84,603,216 4,251,411 47,023,184
Total subscriptions 8,655,682 107,788,062 5,250,095 58,571,072
Reinvestments of distributions:
Class A 375,198 4,614,110 270,969 3,129,067
Class C 36,856 441,910 32,853 371,261
Class R6 507,729 6,245,000 339,642 3,919,997
Class I 2,062,015 25,278,251 1,503,944 17,308,541
Total reinvestments of distributions 2,981,798 36,579,271 2,147,408 24,728,866
Redemptions:
Class A (764,504) (9,594,006) (980,046) (11,118,236)
Class C (239,133) (2,877,899) (270,620) (2,986,145)
Class C - automatic conversion to Class A (134) (1,529) — —
Class R6 (490,333) (6,068,576) (535,033) (6,078,432)
Class I (11,464,042) (138,607,579) (7,906,080) (89,225,719)
Total redemptions (12,958,146) (157,149,589) (9,691,779) (109,408,532)
Net increase (decrease) (1,320,666) $(12,782,256) (2,294,276) $(26,108,594)

Year Ended
12/31/25
Year Ended
12/31/24
Global Real Estate Securities Shares Value Shares Value
Subscriptions:
Class A 3,722 $69,035 2,235 $43,083
Class C — — 976 19,000
Class R6 21,308 401,120 7,590 137,651
Class I 115,006 2,104,252 56,311 1,034,594
Total subscriptions 140,036 2,574,407 67,112 1,234,328
Reinvestments of distributions:
Class A 1,245 23,643 1,259 22,956
Class C 52 977 38 687
Class R6 1,379 26,256 1,006 18,356
Class I 6,609 125,257 4,618 84,228
Total reinvestments of distributions 9,285 176,133 6,921 126,227
Redemptions:
Class A (8,139) (152,754) (1,743) (31,293)
Class C (25) (470) (436) (7,737)
Class R6 (4,534) (84,952) (2,889) (53,108)
Class I (76,258) (1,426,916) (32,461) (597,224)
Total redemptions (88,956) (1,665,092) (37,529) (689,362)
Net increase (decrease) 60,365 $1,085,448 36,504 $671,193
Year Ended
12/31/25
Year Ended
12/31/24
Real Asset Income Shares Value Shares Value
Subscriptions:
Class A 775,415 $16,893,530 1,084,437 $22,894,632
Class A - automatic conversion of Class C 27 579 — —
Class C 53,603 1,183,206 60,862 1,284,945
Class R6 1,305,932 28,309,250 834,569 17,974,764
Class I 6,531,856 143,615,038 9,769,081 207,223,732
Total subscriptions 8,666,833 190,001,603 11,748,949 249,378,073
Reinvestments of distributions:
Class A 321,663 7,082,775 300,231 6,312,419
Class C 58,478 1,285,067 90,608 1,900,150
Class R6 548,479 12,148,969 460,523 9,762,313
Class I 1,926,528 42,439,201 1,562,297 32,866,366
Total reinvestments of distributions 2,855,148 62,956,012 2,413,659 50,841,248
Redemptions:
Class A (1,469,095) (32,133,500) (2,320,626) (48,769,308)
Class C (877,138) (19,120,379) (1,361,742) (28,619,646)
Class C - automatic conversion to Class A (27) (579) — —
Class R6 (1,207,999) (26,536,682) (225,660) (4,830,670)
Class I (7,890,513) (172,263,704) (11,173,701) (234,237,108)
Total redemptions (11,444,772) (250,054,844) (15,081,729) (316,456,732)
Net increase (decrease) 77,209 $2,902,771 (919,121) $(16,237,411)

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to bond premium amortization adjustments, complex securities character adjustments, deemed dividend due to corporate actions, distribution reallocations, foreign currency transactions, investments in partnerships, investments in passive foreign investment companies, paydowns, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
12/31/25
Year Ended
12/31/24
Real Estate Securities Shares Value Shares Value
Subscriptions:
Class A 1,117,564 $16,168,431 1,346,611 $20,443,116
Class A - automatic conversion of Class C 123 1,793 — —
Class C 6,202 86,637 14,583 225,004
Class R6 3,267,717 49,492,667 3,664,764 57,412,412
Class I 5,748,598 85,283,609 17,396,356 269,097,904
Total subscriptions 10,140,204 151,033,137 22,422,314 347,178,436
Reinvestments of distributions:
Class A 257,224 3,696,529 505,440 7,651,959
Class C 4,529 61,889 11,957 172,626
Class R6 899,569 13,530,930 1,421,221 22,459,978
Class I 1,646,348 24,304,675 2,979,676 46,285,408
Total reinvestments of distributions 2,807,670 41,594,023 4,918,294 76,569,971
Redemptions:
Class A (2,377,951) (34,243,285) (2,733,437) (41,941,446)
Class C (86,571) (1,193,021) (108,517) (1,540,030)
Class C - automatic conversion to Class A (130) (1,793) — —
Class R6 (6,210,409) (93,350,278) (8,226,658) (128,447,922)
Class I (20,936,333) (312,150,183) (11,828,803) (183,239,321)
Total redemptions (29,611,394) (440,938,560) (22,897,415) (355,168,719)
Net increase (decrease) (16,663,520) $(248,311,400) 4,443,193 $68,579,688
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Infrastructure
$ 361,028,705 $ 125,204,548 $ (6,742,995) $ 118,461,553
Global Real Estate Securities
40,898,376 7,795,277 (2,443,826) 5,351,451
Real Asset Income
1,111,769,097 86,985,054 (43,114,649) 43,870,405
Real Estate Securities
561,215,978 239,343,822 (47,929,893) 191,413,929

The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
The following table presents income taxes paid by the Funds in foreign jurisdictions during the current fiscal period. The Funds did not pay any other income taxes.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Infrastructure
$ 2,934,535 $ 3,562,021 $ 118,420,622 $ — $ — $ (26,414) $ 124,890,764
Global Real Estate Securities
84,390 — 5,352,070 (3,868,961) — — 1,567,499
Real Asset Income
— — 43,908,362 (251,381,431) — (57,401) (207,530,470)
Real Estate Securities
— 20,319,540 191,413,843 — — (152,555) 211,580,828
12/31/25 12/31/24
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of Capital
Global Infrastructure
$ 20,012,226 $ 26,992,298 $ — $ 18,808,882 $ 15,629,469 $ —
Global Real Estate Securities
1,535,712 — — 1,414,825 — 18,962
Real Asset Income
62,211,214 — 4,001,244 52,443,424 — 425,387
Real Estate Securities
21,220,211 26,120,476 — 47,738,234 36,282,986 7,733,142
Fund Short-Term Long-Term Total
Global Infrastructure $ — $ — $ —
Global Real Estate Securities 804,111 3,064,850 3,868,961
Real Asset Income 143,583,452 107,797,979 251,381,431
Real Estate Securities — — —
Fund
Utilized
Global Infrastructure
$ —
Global Real Estate Securities
—
Real Asset Income
14,040,826
Real Estate Securities
—
Fund
Global
Infrastructure
Global
Real Estate
Securities
Real Asset
Income
Real Estate
Securities
Income taxes by foreign jurisdictions:
Australia $31,993 $9,204 $135,578 $—
Belgium 3,633 4,499 9,396 —
Bermuda — — 27,621 —
Canada 224,478 10,012 469,825 21,103
Denmark (11,164) — — —
France — 356 — —
Germany 45,008 1,201 — —
India 8,152 — — —
Ireland — 85 — —
Italy 125,422 1488 237,333 —
Japan 14,427 14,899 120,359 —
Mexico 192556 591 139,498 —
Netherlands 10,246 1,526 29,069 —
New Zealand 27,696 — 3,772 —
Philippines 15,507 — — —
Portugal (6,876) — (45,991) —
Singapore 940 2,506 48,654 —
Spain 138,644 642 58,275 —
Sweden — 2,494 34,987 —
Switzerland 36,667 — — —

Notes to Financial Statements
(continued)
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedules:
The annual complex-level fee, payable monthly, for each Fund is calculated according the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of reporting period, the complex-level fee rate for each Fund was as follows:
United Kingdom — 9,647 148,594 —
Total income taxes paid, net of refunds $857,329 $59,150 $1,416,970 $21,103
Average Daily Net Assets
Global
Infrastructure
Global Real Estate
Securities
Real Estate
Securities
For the first $125 million 0.7500% 0.7500% 0.6500%
For the next $125 million 0.7375 0.7375 0.6375
For the next $250 million 0.7250 0.7250 0.6250
For the next $500 million 0.7125 0.7125 0.6125
For the next $1 billion 0.7000 0.7000 0.6000
For the next $3 billion 0.6750 0.6750 0.5750
For the next $2.5 billion 0.6500 0.6500 0.5500
For the next $2.5 billion 0.6375 0.6375 0.5375
For net assets over $10 billion 0.6250 0.6250 0.5250
Average Daily Net Assets Real Asset Income
For the first $125 million 0.6000%
For the next $125 million 0.5875
For the next $250 million 0.5750
For the next $500 million 0.5625
For the next $1 billion 0.5500
For the next $3 billion 0.5250
For the next $5 billion 0.5000
For net assets over $10 billion 0.4875
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Complex-Level Fee
Global Infrastructure
0.1560%
Global Real Estate Securities
0.1560
Real Asset Income
0.1560
Real Estate Securities
0.1560

The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time period stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expenses for the Class R6 Shares will not be less than the expense limitation. The expense limitation expiring July 31, 2027, may be terminated or modified prior to that date only with the approval of the Board.
Distribution and Service Fees:
 Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class R6
Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the
“Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the current fiscal period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Global Infrastructure 1.00% July 31, 2027
Global Real Estate Securities 1.09 July 31, 2027
Real Asset Income 0.95 July 31, 2027
Real Estate Securities 0.97 July 31, 2027
Fund
Value
Global Infrastructure
$ 287,707
Global Real Estate Securities
47,814
Real Asset Income
769,716
Real Estate Securities
1,187,288
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Global Infrastructure
$ 80,420 $ 71,535
Global Real Estate Securities
394 341
Real Asset Income
21,106 18,668
Real Estate Securities
22,458 19,556

Notes to Financial Statements
(continued)
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliate Owned Shares:
As of the end of the reporting period, the percentage of Fund shares owned by TIAA and/or TIAA affiliates are as follows:
9. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current fiscal period, the Funds did not utilize this facility.
Fund
Commission
Advances
(Unaudited)
Global Infrastructure
$ 21,097
Global Real Estate Securities
—
Real Asset Income
12,870
Real Estate Securities
661
Fund
12b-1 Fees
Retained
(Unaudited)
Global Infrastructure
$ 5,548
Global Real Estate Securities
102
Real Asset Income
12,193
Real Estate Securities
1,915
Fund
CDSC
Retained
(Unaudited)
Global Infrastructure
$ 6,458
Global Real Estate Securities
—
Real Asset Income
3,607
Real Estate Securities
96
Underlying Fund TIAA Total
Global Infrastructure –% –%
Global Real Estate Securities 88 88
Real Asset Income – –
Real Estate Securities – –

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from Section 1250 gains and net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified Interest Income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal
Revenue Code:
Fund
Section 1250
Gains
Net Long-Term
Capital Gains
Global Infrastructure
$ — $ 30,609,140
Global Real Estate Securities
— —
Real Asset Income
— —
Real Estate Securities
1,788,909 24,898,567
Fund Percentage
Global Infrastructure
30 .4%
Global Real Estate Securities
1 .4
Real Asset Income
13 .1
Real Estate Securities
3 .1
Fund Percentage
Global Infrastructure
74 .8%
Global Real Estate Securities
25 .4
Real Asset Income
34 .5
Real Estate Securities
3 .9
Fund
1/1 to Current
Year End
Percentage
Global Infrastructure
1.6%
Global Real Estate Securities
0.9
Real Asset Income
29.5
Real Estate Securities
1.3

Important Tax Information
(Unaudited) (continued)
Qualified Business Income (QBI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified business income for individuals pursuant to Section 199A of the Internal Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as
Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund Percentage
Global Infrastructure
1.2%
Global Real Estate Securities
50.4
Real Asset Income
18.0
Real Estate Securities
84.8
Fund Percentage
Global Infrastructure
0.9%
Global Real Estate Securities
0.9
Real Asset Income
34.2
Real Estate Securities
1.3

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund does not pay any remuneration to its officers, but the Fund does reimburse Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Fund’s Chief Compliance Officer. The aggregate remuneration paid to the directors/trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Fund’s investment adviser and an affiliate of the Fund’s officers, by the Fund is reported as “Directors/Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Investment Trust V

Date: March 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: March 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)